            As filed with the Securities and Exchange Commission on May 31, 2000
                                                 Securities Act File No. 33-4806
                                        Investment Company Act File No. 811-4636
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             /X/
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 48
                                       and                                   /X/
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 49                             /X/

                                 The Galaxy Fund                             /X/
               (Exact Name of Registrant as Specified in Charter)
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108
                    (Address of Principal Executive Offices)
                         Registrant's Telephone Number:
                                 (877) 289-4252

                             W. Bruce McConnel, III
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                        Philadelphia, Pennsylvania 19103
                     (Name and Address of Agent for Service)

                                    Copy to:
                          Jylanne Dunne, Vice President
                                    PFPC Inc.
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108

It is proposed that this filing will become effective (check appropriate box):

         [   ] immediately upon filing pursuant to paragraph (b)
         [   ] on [date] pursuant to paragraph (b)
         [ X ] 60 days after filing pursuant to paragraph (a)(i)
         [   ] on July 1, 2000 pursuant to paragraph (a)(i)
         [   ] 75 days after filing pursuant to paragraph (a)(ii)
         [   ] on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

         [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered: Shares of Beneficial Interest.

[Front cover page]
The Galaxy Fund                        Subject to Completion
                                       Preliminary Prospectus Dated May 31, 2000



[Sidenote:]

A Post-Effective Amendment relating to these Prime A Shares and Prime B Shares of the Galaxy Pan Asia Fund has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These Prime A Shares and Prime B Shares may not be sold nor may offers to buy such shares be accepted prior to the time the Post-Effective Amendment to the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of the offer to buy nor shall there be any sale of these Prime A Shares and Prime B Shares in any State in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such State.


Prospectus
__________, 2000




Galaxy Pan Asia Fund



Prime A Shares and Prime B Shares
















As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of this Fund or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents




Risk/return summary............................................................1
Introduction...................................................................1
Galaxy Pan Asia Fund...........................................................3
Additional information about risk..............................................8

Fund management................................................................9

How to invest in the Fund.....................................................10
How sales charges work........................................................10
Buying, selling and exchanging shares.........................................13

         How to buy shares....................................................13
         How to sell shares...................................................14
         How to exchange shares...............................................15
         Other shareholder services...........................................15
         Other transaction policies...........................................15

Dividends, distributions and taxes............................................17

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Pan Asia Fund. The Fund invests primarily in the common stocks of companies located in or that have their principal activities in Asia or the Pacific Basin.

On the following pages, you'll find important information about the Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

-    the fees and expenses that you will pay as an investor in the Fund.

IS THE FUND RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk.

Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others. On a risk spectrum ranking funds from conservative to aggressive, the Galaxy Pan Asia Fund is considered to have an aggressive level of risk. This ranking is based on the assessment by the Fund's investment adviser of the potential risk of the Fund relative to the other equity funds offered by Galaxy, but this can change over time. It should not be used to compare the Fund with other mutual funds or other types of investments. Consult your financial professional to help you decide if the Fund is right for you.

THE FUND'S INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for the Fund. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.

AN INVESTMENT IN THE FUND ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.

Galaxy Pan Asia Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of companies located in or whose principal activities are in Asia and the Pacific Basin. These countries may include Hong Kong, India, Indonesia, Japan, Malaysia, the People's Republic of China, the Philippines, Republic of Korea, Singapore, Taiwan and Thailand. In determining where a company's principal activities are located, the Adviser will consider its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund emphasizes investments in the developed countries of the region (i.e., Hong Kong, Japan, and Singapore), however, it may also invest in companies located in emerging markets. The Fund will invest mainly in large and medium-sized companies, although it may invest in companies of any size.

[Sidenote:]
SUB-ADVISER
The Adviser has appointed UOB Global Capital LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

The Sub-Adviser determines how much to invest in each country by looking at factors such as prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities. The Sub-Adviser uses a rigorous bottom-up approach, emphasizing intensive research and stockpicking as the means to identify undervalued stocks in the Asian markets. The investment process is based on a disciplined and systematic approach to identifying under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. Regular company visits are an intrinsic part of the process. Top-down macro analysis and market valuation are used to support asset allocation decisions. Quantitative tools are used to help identify and manage exposure to different risk factors.

The Fund will sell a security if, as a result of changes in the economy of a particular country or the Asian and Pacific Basin region in general, the Sub-Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- REGIONAL RISK - Because the Fund invests primarily in the stocks of companies located in Asia and the Pacific Basin, the Fund is particularly susceptible to events in that region. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- SMALL COMPANIES RISK - Small companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

- SELECTION OF INVESTMENTS: The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or DERIVED from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


HOW THE FUND HAS PERFORMED

The Fund had not commenced operations as of the date of this prospectus and, accordingly, does not have a long-term performance record.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

--------------------------- ----------------------------------- -----------------------------------------
                            Maximum sales charge (load) on      Maximum deferred sales charge (load)
                            purchases shown as a % of the       shown as a % of the offering price or
                            offering price                      sale price, whichever is less
--------------------------- ----------------------------------- -----------------------------------------
Prime A Shares              5.50%(1)                            None(2)
--------------------------- ----------------------------------- -----------------------------------------
Prime B Shares              None                                5.00%(3)
--------------------------- ----------------------------------- -----------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)

--------------------------- -------------------- ---------------------- ---------------- ------------------------------
                            Management fees      Distribution and       Other expenses   Total Fund operating expenses
                                                 service (12b-1) fees
--------------------------- -------------------- ---------------------- ---------------- ------------------------------
Prime A Shares              1.20%                      0.25%               0.77%(4,5)           2.22%(5)
--------------------------- -------------------- ---------------------- ---------------- ------------------------------
Prime B Shares              1.20%                      1.00%               0.74%(4,5)           2.94%(5)
--------------------------- -------------------- ---------------------- ---------------- ------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Fund - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Fund - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Fund - How sales charges work."

(4)  Other expenses are based on estimated amounts for the current fiscal year.

(5) The Adviser has agreed to reimburse Other expenses so that Total Fund operating expenses do not exceed 1.95% and 2.67% for Prime A Shares and Prime B Shares, respectively. These reimbursements may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- your Prime B Shares convert to Prime A Shares after eight years
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- --------------------
                        1 year                3 years
----------------------- --------------------- --------------------
Prime A Shares          $  763                $  1,206
----------------------- --------------------- --------------------
Prime Shares            $  797                $  1,210
------------------------------------------------------------------
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
------------------------------------------------------------------
Prime B Shares          $  297                $    910
----------------------- --------------------- --------------------

[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is Janet Liem, who joined UOB Overseas Bank Group
(UOB) in 1993 and who has been a portfolio manager with the Sub-Adviser since April 2000. Under the supervision of Daniel Chan, a member of the Sub-Adviser's Investment Committee, she is primarily responsible for the day-to-day management of the Fund's investment portfolio.

Ms. Liem, who also serves as Director and Head of Research of UOB Asset Management Ltd. (UOBAM), has over 15 years of investment experience. Prior to joining UOB, she held various research positions with global financial institutions. She holds a BBA from the National University of Singapore and an MBA from the University of New South Wales.

Mr. Chan has over 20 years investment experience. He currently serves as Chief Investment Officer and Managing Director of UOBAM. He has been with UOB since 1982 and the Sub-Adviser since its inception in 1998. He is responsible for all aspects of the investment process. He is also the current Chairperson of the Investment Management Association of Singapore. Prior to joining UOB, he was a Vice President at Sun Hung Kai Securities in Singapore. He holds a BBA from the National University of Singapore.

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in the Galaxy Pan Asia Fund have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), U.S. and foreign money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and foreign national governments or their agencies, securities of foreign issuers located outside the Asian and Pacific Basin region, and the securities of U.S. issuers. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.


OTHER TYPES OF INVESTMENTS

This prospectus describes the Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS

Over the past several years, the Adviser and Galaxy's other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, Galaxy did not experience any material disruptions in its operations as a result of the transition to the 21st century. The Adviser and Galaxy's other major service providers are continuing to monitor the Year 2000 or Y2K problems, however, and there can be no assurances that there will be no adverse impact to Galaxy or the Fund as a result of future computer-related Y2K difficulties.

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. For these services, the Adviser is entitled to receive management fees from the Fund at the annual rate of 1.20% of the Fund's average daily net assets.

SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the Pan Asia Fund to UOB Global Capital LLC as Sub-Adviser. The Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on Asian investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, reviews sector and country allocations as determined by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.

The Sub-Adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The Sub-Adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to provide appropriate resources, including investment, operations and compliance personnel, to the Sub-Adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 1999, together with its affiliates, the Sub-Adviser had discretionary management authority over approximately $2.17 billion in assets.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and Sub-Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

HOW TO INVEST IN THE FUND

HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Fund. If you buy Prime A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Prime B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

[Sidenote:]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of the Fund's assets attributable to Prime A Shares or Prime B Shares, minus the value of the Fund's liabilities attributable to Prime A Shares or Prime B Shares, divided by the number of Prime A Shares or Prime B Shares held by investors.

PRIME A SHARES

The table below shows the sales charge you'll pay if you buy Prime A Shares of the Fund. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

------------------------------------- ------------------------------ -----------------------------
                                           Total sales charge
------------------------------------- ------------------------------ -----------------------------
                                      As a % of the offering price   As a % of your investment
Amount of your investment             per share
------------------------------------- ------------------------------ -----------------------------
Less than $50,000                     5.50%                          5.82%
------------------------------------- ------------------------------ -----------------------------
$50,000 but less than $100,000        4.50%                          4.71%
------------------------------------- ------------------------------ -----------------------------
$100,000 but less than $250,000       3.50%                          3.63%
------------------------------------- ------------------------------ -----------------------------
$250,000 but less than $500,000       2.50%                          2.56%
------------------------------------- ------------------------------ -----------------------------
$500,000 but less than $1,000,000     2.00%                          2.04%
------------------------------------- ------------------------------ -----------------------------
$1,000,000 and over                   0.00%(1)                       0.00%(1)
------------------------------------- ------------------------------ -----------------------------

(1) There is no front-end sales charge on investments in Prime A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.

Galaxy's distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Fund. These programs will not change the price of Prime A Shares or the amount that the Fund will receive from such sales.

There's no sales charge when you buy Prime A Shares if:
-    You buy shares by reinvesting your dividends and distributions.
- You buy shares with money from Prime A Shares of another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee.
-    You were a Galaxy shareholder before December 1, 1995.

[Sidenote:]
SALES CHARGE WAIVERS

Ask your broker-dealer, or consult the SAI, for other instances in which the sales load on Prime A Shares is waived. When you buy your shares, you must tell your broker-dealer that you qualify for a sales load waiver.


PRIME B SHARES

If you buy Prime B Shares of the Fund, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

--------------------------------------------------------------------------------
If you sell your shares         You'll pay a CDSC of
--------------------------------------------------------------------------------
During the first year           5.00%
--------------------------------------------------------------------------------
During the second year          4.00%
--------------------------------------------------------------------------------
During the third year           3.00%
--------------------------------------------------------------------------------
During the fourth year          3.00%
--------------------------------------------------------------------------------
During the fifth year           2.00%
--------------------------------------------------------------------------------
During the sixth year           1.00%
--------------------------------------------------------------------------------
After the sixth year            None
--------------------------------------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Prime B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these,

Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Prime B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Prime B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your broker-dealer, or consult the SAI, for other instances in which the CDSC is waived.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Prime A Shares of the Fund can pay distribution (12b-1) fees at an annual rate of up to 0.30% of the Fund's Prime A Share assets. The Fund does not intend to pay more than 0.25% in distribution fees with respect to Prime A Shares during the current fiscal year.

Prime B Shares of the Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.25% of the Fund's Prime B Share assets. The Fund does not intend to pay more than 1.00% in distribution and shareholder service (12b-1) fees during the current fiscal year.

Galaxy has adopted separate plans under Rule 12b-1 that allow the Fund to pay fees from its Prime A Share assets for selling and distributing Prime A Shares and from its Prime B Share assets for selling and distributing Prime B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.


CONVERTING PRIME B SHARES TO PRIME A SHARES

Eight years after you buy Prime B Shares of the Fund, they will automatically convert to Prime A Shares of the Fund. This allows you to benefit from the lower annual expenses of Prime A Shares.


CHOOSING BETWEEN PRIME A SHARES AND PRIME B SHARES

Prime B Shares are subject to higher fees than Prime A Shares. For this reason, Prime A Shares can be expected to pay higher dividends than Prime B Shares. However, because Prime A Shares are subject to an initial sales charge which is deducted at the time you purchase Prime A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in the Fund if you purchase Prime A Shares than if you purchase Prime B Shares of the Fund.

In deciding whether to buy Prime A Shares or Prime B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Prime B Shares may equal or exceed the initial sales charge and fees for Prime A Shares. Prime A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your financial professional for help in choosing the appropriate share class.


BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Prime A Shares and Prime B Shares of the Fund on any day that the Fund is open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Prime A Shares and Prime B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined, after receipt of your order in proper form as described below, less any applicable CDSC. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Fund are not priced. As a result, the NAV per share of the Fund may change on days when you won't be able to buy or sell Fund shares.

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment amount to open a Fund account is $2,500. You generally can make additional investments for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

HOW TO BUY SHARES

You can buy shares through your broker-dealer. Your broker-dealer is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. Your broker-dealer will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by your broker-dealer and reflected in your account statements provided to you. For details, please contact your broker-dealer. A broker-dealer who places orders on your behalf may charge you a separate fee for its services.

DISCOUNT PLANS

You may have the sales charges on purchases of Prime A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Prime A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Prime A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT - You can purchase Prime A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Prime A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Prime A Shares of the Fund in Prime A Shares of any Galaxy Fund within 90 days without paying a sales charge.


[Sidenote:]
DISCOUNT PLANS

You must tell your broker-dealer when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply.

HOW TO SELL SHARES

You can sell your shares through your broker-dealer. The broker-dealer is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your broker-dealer, but your broker-dealer may charge you a fee. Please contact your broker-dealer for information on how to sell your shares.

HOW TO EXCHANGE SHARES

You may exchange Prime A Shares of the Fund having a value of at least $100 for Prime A Shares of any other Galaxy Fund that offers Prime A Shares. You won't pay a sales charge for exchanging your Prime A Shares.

You may exchange Prime B Shares of the Fund for Prime B Shares of any other Galaxy Fund that offers Prime B Shares. You won't pay a CDSC when you exchange your Prime B Shares. However, when you sell the Prime B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Prime B Shares which you exchanged.

Galaxy doesn't charge any fee for making exchanges but your broker-dealer might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance notice to shareholders.

To exchange shares, contact your broker-dealer.


OTHER SHAREHOLDER SERVICES

Your broker-dealer may offer other shareholder services to its customers. For example, broker-dealers may offer participation in an automatic investment program that allows investors to systematically purchase shares of the Funds on a periodic basis from a designated account. Broker-dealers may also offer a systematic withdrawal plan which permits investors to sell shares on a regular basis. Please contact you broker-dealer for details on these and any other shareholder services that may be available.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Fund if it is legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by the Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your broker-dealer within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect the Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.


DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund pays any dividends from net investment income annually. The Fund pays any net capital gains at least once a year. It is expected that the Fund's annual distributions will normally -- but not always -- consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you indicate in the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Dividends paid by the Fund to its corporate shareholders and that are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that the Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

[Back Cover Page]

Where to find more information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports will contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Fund, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.
[Fleet assigned code]

                            SUBJECT TO COMPLETION
             PRELIMINARY STATEMENT OF ADDITTIONAL INFORMATION
                                MAY 31, 2000



Information contained herein is subject to completion or amendment. A Post-Effective Amendment relating to the Prime A Shares and Prime B Shares of the Galaxy Pan Asia Fund has been filed with the Securities and Exchange Commission. These Prime A Shares and Prime B Shares may not be sold nor may any offers to buy be accepted prior to the time the Post-Effective Amendment becomes effective. This Statement of Additional Information does not constitute a Prospectus.


THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
______________, 2000

GALAXY PAN ASIA FUND

PRIME A SHARES AND PRIME B SHARES

     This Statement of Additional Information is not a prospectus. It relates to the prospectus for the Prime A Shares and Prime B Shares of the Galaxy Pan Asia Fund (the "Fund"), as it may be supplemented or revised from time to time (the "Prospectus"). The Prospectus may be obtained, without charge, by writing:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

or by calling 1-877-BUY-GALAXY (1-877-289-4252)

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION............................................................1
DESCRIPTION OF GALAXY AND ITS SHARES...........................................1
INVESTMENT STRATEGIES, POLICIES AND RISKS......................................4
    Special Risk Considerations................................................5
    Foreign Securities.........................................................5
    Other Investment Policies and Risk Considerations..........................5
    Ratings....................................................................5
    U.S. Government Obligations and Money Market Instruments...................6
    Variable and Floating Rate Obligations.....................................8
    Repurchase and Reverse Repurchase Agreements...............................8
    Securities Lending.........................................................9
    Investment Company Securities..............................................9
    Derivative Securities.....................................................10
    American, European and Global Depository Receipts.........................15
    Convertible Securities....................................................16
    When-Issued Transactions..................................................16
    Restricted and Illiquid Securities........................................17
    Portfolio Turnover........................................................18
INVESTMENT LIMITATIONS........................................................18
VALUATION OF PORTFOLIO SECURITIES.............................................21
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................21
    Purchases of Prime A Shares and Prime B Shares............................21
    General...................................................................21
    Applicable Sales Charge - Prime A Shares..................................22
    Computation of Offering Price - Prime A Shares............................23
    Quantity Discounts........................................................24
    Applicable Sales Charge - Prime B Shares..................................26
    Characteristics of Prime A Shares and Prime B Shares......................27
    Factors to Consider When Selecting Prime A Shares or Prime B Shares.......28
    Redemption of Prime A Shares and Prime B Shares...........................29
EXCHANGE PRIVILEGE............................................................29
TAXES.........................................................................30
    Taxation of Certain Financial Instruments and Investments.................31
TRUSTEES AND OFFICERS.........................................................31
    Shareholder and Trustee Liability.........................................35
INVESTMENT ADVISER AND SUB-ADVISER............................................36
Administrator.................................................................37
CUSTODIAN AND TRANSFER AGENT..................................................38
EXPENSES......................................................................39
PORTFOLIO TRANSACTIONS........................................................39
DISTRIBUTION PLANS............................................................40
PRIME A SHARES PLAN...........................................................40

PRIME B SHARES PLAN...........................................................41
BOTH DISTRIBUTION PLANS.......................................................41
DISTRIBUTOR...................................................................42
AUDITORS......................................................................43
COUNSEL.......................................................................43
CODES OF ETHICS...............................................................43
PERFORMANCE AND YIELD INFORMATION.............................................43
    Performance Reporting.....................................................45
MISCELLANEOUS.................................................................47
APPENDIX A...................................................................A-1

                               GENERAL INFORMATION

      This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectus for Prime A Shares and Prime B Shares of the Galaxy Pan Asia Fund (the "Fund"). The Fund also offers Trust Shares, Retail A Shares and Retail B Shares, which are described in a separate statement of additional information and related prospectuses. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. No investment in shares of the Fund should be made without reading the Prospectus.

      SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                      DESCRIPTION OF GALAXY AND ITS SHARES

      The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in thirty-seven investment portfolios: Money Market Fund, Government Fund, U.S. Treasury Fund, Tax-Exempt Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Equity Value Fund, Equity Growth Fund, Growth Fund II, Equity Income Fund, International Equity Fund, Pan Asia Fund, Small Company Equity Fund, Asset Allocation Fund, Small Cap Value Fund, Growth and Income Fund, Strategic Equity Fund, Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Rhode Island Municipal Bond Fund and Florida Municipal Bond Fund. Galaxy is also authorized to issue shares of beneficial interest in two additional investment portfolios, the MidCap Equity Fund and the New York Municipal Money Market Fund. As of the date of this Statement of Additional Information, however, the MidCap Equity Fund and the New York Municipal Money Market Fund had not commenced investment operations.

      Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the series in the Fund as follows: Class NN - Series 1 shares (Trust Shares), Class NN - Series 2 shares (Retail A Shares), Class NN - Series 3 shares (Retail B Shares), Class NN - Series 4 shares (Prime A Shares) and Class NN - Series 5 shares (Prime B Shares), each series representing interests in the Pan Asia Fund. The Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").


      Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

      Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in the Fund (i.e., Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and Trust Shares) bear pro rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each series will bear the expenses of any distribution and/or shareholder servicing plans applicable to such series. For example, as described below, holders of Prime A Shares will bear the expenses of the Distribution Plan for Prime A Shares and holders of Prime B Shares will bear the expenses of the Distribution and Services Plan for Prime B Shares. In addition, each series may incur differing transfer agency fees and may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Distribution Plan" and "Distribution and Services Plan" below.

      In the event of a liquidation or dissolution of Galaxy or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and Galaxy's other portfolios, of any general assets of Galaxy not belonging to any particular portfolio, which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund based on the number of shares of the Fund that are held by each shareholder, except that each series of the Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such series.

      Holders of all outstanding shares of the Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any distribution and/or shareholder servicing plan for such series (e.g., only Prime A Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution Plan for Prime A Shares and only Prime B Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution and Services Plan for Prime B Shares). Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the portfolio affected by the matter. The Fund is deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

      Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

      Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

      Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Galaxy and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

      Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, and UOB Global Capital LLC ("UOBGC"), the Fund's sub-adviser, will use their best efforts to achieve the Fund's investment objective, although such achievement cannot be assured. The investment objective of the Fund as described in its Prospectus may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," the Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Fund to be a complete investment program. The following investment strategies, policies and risks supplement those set forth in the Fund's Prospectus.

      The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. See "Other Investment Policies and Risk Considerations -- Convertible Securities" below. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in unlisted securities.

      Securities issued in certain countries are currently accessible to the Fund only through investment in other investment companies that are specifically authorized to invest in such securities. The limitations on the Fund's investment in other investment companies are described below under "Other Investment Policies and Risk Considerations -- Investment Company Securities."

      Subject to applicable securities regulations, the Fund may, for the purpose of hedging its portfolio, purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges. The Fund may also enter into foreign currency exchange contracts to hedge against currency risk. In addition, the Fund may invest up to 100% of its total assets in securities of foreign issuers in the form of ADRs, EDRs or GDRs as described under "Other Investment Policies and Risk Considerations -- American, European and Global Depository Receipts." Furthermore, the Fund may purchase and sell securities on a when-issued basis.

      See "Other Investment Policies and Risk Considerations" below regarding additional investment policies of the Fund.

                           SPECIAL RISK CONSIDERATIONS

FOREIGN SECURITIES

      Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs, as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

      Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

      Certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets.

                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

      Investment methods described in the Prospectus and this Statement of Additional Information are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

RATINGS

      The Fund may only purchase debt securities rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, determined by Fleet or UOBGC to be of comparable quality. Issuers of commercial paper, bank obligations or repurchase agreements in which the Fund invests must have, at the time of investment, outstanding debt rated A or higher by Moody's or S&P, or, if they are not rated, the instrument purchased must be determined to be of comparable quality.

      Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet or UOBGC, as the case may be, may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, the Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

      The Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in other money market instruments, including but not limited to bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

      Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Fund include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

      U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

      Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit

Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be limited to 10% of the Fund's net assets. Investments by the Fund in non-negotiable time deposits are limited to no more than 5% of the Fund's total assets at the time of purchase.

      Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

      Investments in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may subject the Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Such investments may also subject the Fund to investment risks similar to those accompanying direct investments in foreign securities. See "Special Risk Considerations -- Foreign Securities." The Fund will invest in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks only when Fleet and/or UOBGC believe that the credit risk with respect to the instrument is minimal.

      Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The Fund may also purchase Rule 144A securities. See "Investment Limitations" below.

VARIABLE AND FLOATING RATE OBLIGATIONS

      The Fund may purchase variable and floating rate instruments in accordance with its investment objectives and policies as described in the Prospectus and this Statement of Additional Information. If such an instrument is not rated, Fleet or UOBGC must determine that such instrument is comparable to rated instruments eligible for purchase by the Fund and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand.

      In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund can receive payment of principal as specified in the instrument. Instruments which are U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased by the Fund, however, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

      The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Fleet and/or UOBGC. The Fund will not enter into repurchase agreements with Fleet or UOBGC or any of their affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the 15% limit described below in Investment Limitation No. 3 under "Investment Limitations."

      The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.

      The repurchase price under a repurchase agreement generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by the Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

      The Fund may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

SECURITIES LENDING

      The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. The Fund would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Fund would be invested in high quality, short-term "money market" instruments. Loans will generally be short-term, will be made only to borrowers deemed by Fleet and/or UOBGC to be of good standing and only when, in Fleet's and/or UOBGC's judgment, the income to be earned from the loan justifies the attendant risks. The Fund currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Fund represent not more than one-third of the value of its total assets.

INVESTMENT COMPANY SECURITIES

      The Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund, other investment portfolios of Galaxy, or any other investment companies advised by Fleet or UOBGC.

DERIVATIVE SECURITIES

      The Fund may from time to time, in accordance with its investment policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, put and call options, stock index futures and options, indexed securities and swap agreements, foreign currency exchange contracts and certain asset-backed and mortgage-backed securities.

      Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

      Fleet and/or UOBGC will evaluate the risks presented by the derivative securities purchased by the Fund, and will determine, in connection with their day-to-day management of the Fund, how such securities will be used in furtherance of the Fund's investment objectives. It is possible, however, that Fleet's and/or UOBGC's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur loss as a result of their investments in derivative securities.

      WRITING COVERED OPTIONS. The Fund may write (sell) covered call and put options on any securities in which it may invest. A call option written by the Fund obligates it to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option as long as the option is outstanding or the Fund will use the other methods described below. The Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

      A put option written by the Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the Fund would be covered, which means that the

Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described below. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

      Call and put options written by the Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund or by an offsetting forward contract which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

      The Fund may also write (sell) covered call and put options on any securities index consisting of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

      The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio. The Fund may cover call and put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price.

      The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

      PURCHASING OPTIONS. The Fund may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

      The Fund may purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

      The Fund may purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

      The Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

      RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

      Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      The Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

      Transactions by the Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Fleet and/or UOBGC. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

      The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if Fleet and/or UOBGC is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of Fleet and/or UOBGC to manage future price fluctuations and the degree of correlation between the options and securities markets. If Fleet and/or UOBGC is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

      OPTIONS ON FOREIGN STOCK INDEXES. The Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of foreign stock indexes are SIMEX and Topix.

      Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

      The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund realizes a gain or loss from the purchase or writing of options on an index is dependent upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to Fleet's and/or UOBGC's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. The Fund will engage in stock index options transactions that are determined to be consistent with its efforts to control risk.

      When the Fund writes an option on a stock index, the Fund will establish a segregated account with its custodian or with a foreign sub-custodian in which the Fund will deposit cash or other liquid assets in an amount equal to the market value of the option, and will maintain the account while the option is open.

      FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. The Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. Forward foreign currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date, which may be any fixed number of days from the date of the contract, and at a specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution.

      Forward foreign currency exchange contracts also allow the Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. By separating the asset and the currency decision, it is possible to focus on the opportunities presented by the security apart from the currency risk. Although forward foreign currency exchange contracts are of short duration, generally between one and twelve months, such contracts are rolled over in a manner consistent with a more long-term currency decision. Because there is a risk of loss to the Fund if the other party does not complete the transaction, forward foreign currency exchange contracts will be entered into only with parties approved by Galaxy's Board of Trustees.

      The Fund may maintain "short" positions in forward foreign currency exchange transactions, which would involve the Fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese yen that it does not own for a certain amount of U.S. dollars -- at a future date and at a specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. In order to ensure that the short position is not used to achieve leverage with respect to the Fund's investments, the Fund will establish with its custodian a segregated account consisting of cash or other liquid assets equal in value to the fluctuating market value of the currency as to which the short position is being maintained. The value of the securities in the segregated account will be adjusted at least daily to reflect changes in the market value of the short position.

      Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Since consideration of the prospect for currency parities will be incorporated into the Fund's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to portfolio security transactions; however, it is important to have the flexibility to enter into foreign currency hedging transactions when it is determined that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS

      The Fund may invest in ADRs, EDRs and GDRs. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. GDRs are receipts structured similarly to EDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitations with respect to such securities. If the Fund invests in an unsponsored ADR, EDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Special Risk Considerations -- Foreign Securities."

CONVERTIBLE SECURITIES

      The Fund may from time to time, in accordance with its investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

      Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in Fleet's and/or UOBGC's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, Fleet and/or UOBGC evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Fleet and/or UOBGC considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WHEN-ISSUED TRANSACTIONS

      The Fund may purchase eligible securities on a "when-issued" basis. When-issued transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place.

      The Fund may dispose of a commitment prior to settlement if Fleet or UOBGC, as the case may be, deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

      When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash.

      When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of the Fund's portfolio, the maturity of when-issued securities is calculated from the date of settlement of the purchase to the maturity date.

RESTRICTED AND ILLIQUID SECURITIES

      The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by Galaxy's Board of Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Board of Trustees, including Section 4(2) commercial paper (as determined by Fleet), as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

      Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the Fund's 15% limitation on purchases of illiquid instruments described under "Investment Limitations" below, Rule 144A securities will not be considered to be illiquid if Fleet and/or UOBGC has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

PORTFOLIO TURNOVER

      The Fund may sell a portfolio investment soon after its acquisition if Fleet and/or UOBGC believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by the Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                             INVESTMENT LIMITATIONS

      In addition to the Fund's investment objective as stated in the Prospectus, the following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous").

      The Fund may not:

            1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with its permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

            2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and then in amounts not in excess of 33% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

            3. Invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, securities which are restricted as to transfer in their principal market, non-negotiable time deposits and other securities which are not readily marketable.

            4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer, except that up to 25% of the value of its total assets may be invested without regard to this limitation.

            5. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

            6. Act as an underwriter within the meaning of the 1933 Act; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

            7. Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate, and the Fund may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

            8. Purchase or sell commodities or commodity contracts or invest in oil, gas, or other mineral exploration or development programs or mineral leases; provided however, that the Fund may enter into forward currency contracts and foreign currency futures contracts and related options to the extent permitted by its investment objectives and policies.

            9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call and put options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such options, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and further provided that the Fund may purchase put and call options to the extent permitted by its investment objectives and policies.

            10. Invest in companies for the purpose of exercising management or control.

            11. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the Fund may acquire such securities in accordance with the 1940 Act.

      In addition, the Fund may not purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and
(c) utilities will be classified according to their services. (For example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry.)

      With respect to Investment Limitation No. 2 above, the Fund intends to limit any borrowings (including reverse repurchase agreements) to not more than 33% of the value of its total assets at the time of such borrowing.

      With respect to Investment Limitation No. 4 above, the Fund does not intend to acquire more than 10% of the outstanding voting securities of any one issuer.

      Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if the Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

                        VALUATION OF PORTFOLIO SECURITIES

      In determining market value, the Fund's portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, in which case the fair value of those securities may be determined through consideration of other factors by or under the direction of Galaxy's Board of Trustees. Portfolio securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a remaining maturity of 60 days or less are valued based upon the amortized cost method. All other securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established in good faith by the Board of Trustees. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

      Certain of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares in the Fund are sold on a continuous basis by Galaxy's distributor, Provident Distributors, Inc. ("PDI"). PDI is a registered broker/dealer with its principal offices at 3200 Horizon Drive, King of Prussia, PA 19406. PDI has agreed to use appropriate efforts to solicit all purchase orders.

      This Statement of Additional Information provides additional purchase and redemption information for Prime A Shares and Prime B Shares of the Fund. Purchase and redemption information for Retail A Shares, Retail B Shares and Trust Shares of the Fund are provided in a separate statement of additional information and related prospectuses.

                 PURCHASES OF PRIME A SHARES AND PRIME B SHARES

GENERAL

      Investments in Prime A Shares of the Fund are subject to a front-end sales charge. Investments in Prime B Shares of the Fund are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge."

      Investors should read "Characteristics of Prime A Shares and Prime B Shares" and "Factors to Consider When Selecting Prime A Shares or Prime B Shares" below before deciding between the two.

      Purchase orders for Prime A Shares and Prime B Shares are placed by investors through selected broker/dealers. The broker/dealer is responsible for transmitting its customers' purchase orders to PDI and wiring required funds in payment to Galaxy's custodian on a timely basis. PDI is responsible for transmitting such orders to Galaxy's transfer agent for execution. Shares purchased by a broker/dealer on behalf of its customers will normally be held of record by the broker/dealer and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular broker/dealer and Galaxy's transfer agent, confirmations of Prime A Share and/or Prime B Share purchases and redemptions and pertinent account statements will be sent by Galaxy's transfer agent directly to a shareholder with a copy to the broker/dealer, or will be furnished directly to the shareholder by the broker/dealer. Other procedures for the purchase of Prime A Shares and/or Prime B Shares established by broker/dealers may apply. Purchases of Prime A Shares and Prime B Shares will be effected only on days on which the New York Stock Exchange is open for business ("business day"). On a business day when the New York Stock Exchange closes early due to a partial holiday, or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that business day.

APPLICABLE SALES CHARGE -- PRIME A SHARES

      The public offering price for Prime A Shares of the Fund is the sum of the net asset value of the Prime A Shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Prime A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                    REALLOWANCE TO
                                                       DEALERS
                                                      AS A % OF
                                                    OFFERING PRICE
AMOUNT OF TRANSACTION                                  PER SHARE
---------------------                                  ---------
Less than $50,000                                        5.00%
$50,000 but less than $100,000                           4.00%
$100,000 but less than $250,000                          3.00%
$250,000 but less than $500,000                          2.00%
$500,000 but less than $1,000,000                        1.75%
$1,000,000 and over                                      0.00%

      The appropriate reallowance to dealers will be paid by PDI to broker-dealer organizations which have entered into agreements with PDI. The reallowance to dealers may be changed from time to time.

      In certain situations or for certain individuals, the front-end sales charge for Prime A Shares of the Fund may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. In addition to the sales charge waivers described in the applicable Prospectus, no sales charge is assessed on purchases of Prime A Shares of the Fund by the following categories of investors or in the following types of transactions:

      - purchases by directors, officers and employees of broker-dealers having agreements with PDI pertaining to the sale of Prime A Shares to the extent permitted by such organizations;

      - purchases by current and retired members of Galaxy's Board of Trustees and members of their immediate families;

      - purchases by officers, directors, employees and retirees of FleetBoston Financial Corporation and any of its affiliates and members of their immediate families;

      - purchases by officers, directors, employees and retirees of PFPC Inc. and members of their immediate families;

COMPUTATION OF OFFERING PRICE - PRIME A SHARES

      An illustration of the computation of the offering price per share of Prime A Shares of the Fund, on the date such Shares are first offered to the public and the maximum front-end sales charge of 5.50%, is as follows:

Net Assets...........................................                                           $ 10.00

Outstanding Shares...................................                                                 1

Net Asset Value Per Share............................                                           $ 10.00

Sales Charge (   % of
the offering price)..................................                                           $  0.58

Offering Price to Public.............................                                           $ 10.58

QUANTITY DISCOUNTS

      Investors may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

      In order to obtain quantity discount benefits, an investor's broker-dealer must notify PDI at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor's holdings through a check of appropriate records. For more information about quantity discounts, please contact your broker-dealer.

      RIGHTS OF ACCUMULATION. A reduced sales charge applies to any purchase of Prime A Shares of any portfolio of Galaxy that is sold with a sales charge ("Eligible Fund") where an investor's then current aggregate investment in Prime A Shares is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund; and
(b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds with an aggregate current value of $49,000 on which a sales charge has been paid and subsequently purchases shares of an Eligible Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 4.50% of the offering price. Similarly, with respect to each subsequent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

      LETTER OF INTENT. By completing the Letter of Intent included as part of the Account Application, an investor becomes eligible for the reduced sales charge applicable to the total number of Eligible Fund Prime A Shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales charge, the offering price of Prime A Shares of an Eligible Fund on which a sales charge has been paid and that are beneficially owned by an investor on the date of submission of the

Letter of Intent may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

      PFPC Inc. ("PFPC"), Galaxy's administrator, will hold in escrow Prime A Shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect the investor's total purchases. If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, PFPC, as attorney-in-fact pursuant to the terms of the Letter of Intent and at PDI's direction, will redeem an appropriate number of Prime A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

      QUALIFICATION FOR DISCOUNTS. For purposes of applying the Rights of Accumulation and Letter of Intent privileges described above, the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit-sharing plan established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

      REINSTATEMENT PRIVILEGE. Investors may reinvest all or any portion of their redemption proceeds in Prime A Shares of the Fund or in Prime A Shares of another portfolio of Galaxy that offers Prime A Shares within 90 days of the redemption trade date without paying a sales load. Prime A Shares so reinvested will be purchased at a price equal to the net asset value next determined after Galaxy's transfer agent receives a reinstatement request and payment in proper form from the investor's broker-dealer on behalf of its client.

      Broker-dealers wishing to exercise this Privilege on behalf of their customers must submit a written reinstatement request to PFPC as transfer agent stating that the customer is eligible to use the Privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. Currently, there are no restrictions on the number of times an investor may use this Privilege.

      Generally, exercising the Reinstatement Privilege will not affect the character of any gain or loss realized on redemptions for federal income tax purposes. However, if a redemption results in a loss, the reinstatement may result in the loss being disallowed under the Code's "wash sale" rules.

APPLICABLE SALES CHARGE - PRIME B SHARES

      The public offering price for Prime B Shares of the Fund is the net asset value of the Prime B Shares purchased. Although investors pay no front-end sales charge on purchases of Prime B Shares, such Shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase. Broker-dealers who have entered into agreements with PDI will receive commissions from PDI in connection with sales of Prime B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Prime A Shares. The contingent deferred sales charge on Prime B Shares is based on the lesser of the net asset value of the Shares on the redemption date or the original cost of the Shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Prime B Shares. In addition, a contingent deferred sales charge will not be assessed on Prime B Shares purchased through reinvestment of dividends or capital gains distributions.

      When an investor redeems his or her Prime B Shares, the redemption request is processed to minimize the amount of the contingent deferred sales charge that will be charged. Prime B Shares are redeemed first from those shares that are not subject to a contingent deferred sales charge (i.e., Prime B Shares that were acquired through reinvestment of dividends or distributions or that qualify for other deferred sales charge exemptions) and after that from the Prime B Shares that have been held the longest.

      The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to PDI, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Prime B Shares.


      EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. To receive exemptions (i), (iv) or (viii) listed below, an investor's broker-dealer must explain the status of the investor's redemption at the time Prime B Shares are redeemed. In addition to the sales charge exemptions described in the Prospectus, the contingent deferred sales charge with respect to Prime B Shares is not assessed on: (i) exchanges described under "investor Programs - Exchange Privilege" below; (ii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to Section 403(b)(7) of the Code; (iii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to
Section 403(b)(7) of the Code due to death, disability or the attainment of a specified age; (iv) redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate net asset value of Prime B Shares held in the account is less than the minimum account size; (v) redemptions in connection with the combination of the Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (vi) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or
(5) of the Code; or (vii) any redemption of Prime B Shares held by an investor, provided the investor was the beneficial owner of shares of the Fund (or any of the other portfolios offered by Galaxy or otherwise advised by Fleet or its affiliates) before December 1, 1995.

CHARACTERISTICS OF PRIME A SHARES AND PRIME B SHARES

      The primary difference between Prime A Shares and Prime B Shares lies in their sales charge structures and shareholder servicing/distribution expenses. An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Prime A Shares and Prime B Shares are the same.

      Prime A Shares of the Fund are sold at their net asset value plus a front-end sales charge of up to 5.50%. This front-end sales charge may be reduced or waived in some cases. See the applicable Prospectus and "Applicable Sales Charges -- Prime A Shares" and "Quantity Discounts" above. Prime A Shares of the Fund are currently subject to ongoing distribution fees at an annual rate of up to .25% of the Fund's average daily net assets attributable to its Prime A Shares.

      Prime B Shares of the Fund are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Shares are redeemed within six years of investment. See the applicable Prospectus and "Applicable Sales Charges - Prime B Shares" above. Prime B Shares of the Fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to its Prime B Shares. These ongoing fees, which are higher than those charged on Prime A Shares, will cause Prime B Shares to have a higher expense ratio and pay lower dividends than Prime A Shares.

      Eight years after purchase, Prime B Shares of the Fund will convert automatically to Prime A Shares of the Fund. The purpose of the conversion is to relieve a holder of Prime B Shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow PDI to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Prime B Shares to Prime A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Prime A Shares as he or she had of Prime B Shares. The conversion occurs eight years after the beginning of the calendar month in which the Shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Prime B Shares, although they will be subject to the distribution fees borne by Prime A Shares.

      Prime B Shares acquired through a reinvestment of dividends or distributions (as discussed under "Applicable Sales Charge - Prime B Shares") are also converted at the earlier of two dates - eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Prime B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Prime B Shares of the Fund, and subsequently acquires additional Prime B Shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Prime B Shares in the Fund, including those acquired through reinvestment, will convert to Prime A Shares of the Fund on the same date.

FACTORS TO CONSIDER WHEN SELECTING PRIME A SHARES OR PRIME B SHARES

      Before purchasing Prime A Shares or Prime B Shares of the Fund, investors should consider whether, during the anticipated periods of their investments in the Fund, the accumulated distribution and shareholder servicing fees and potential contingent deferred sales charge on Prime B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Prime A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Prime A Shares. In this regard, to the extent that the sales charge for Prime A Shares is waived or reduced by one of the methods described above, investments in Prime A Shares become more desirable. An investment of $250,000 or more in Prime B Shares would not be in most shareholders' best interest. Shareholders should consult their financial advisers and/or brokers with respect to the advisability of purchasing Prime B Shares in amounts exceeding $250,000.

      Although Prime A Shares are subject to a distribution fee, they are not subject to the higher distribution and shareholder servicing fee applicable to Prime B Shares. For this reason, Prime A Shares can be expected to pay correspondingly higher dividends per Share. However, because initial sales charges are deducted at the time of purchase, purchasers of Prime A Shares (that do not qualify for exemptions from or reductions in the initial sales charge) would have less of their purchase price initially invested in the Funds than purchasers of Prime B Shares in the Fund.

      As described above, purchasers of Prime B Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Prime B Shares. Because the Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Prime B Shares would, however, own shares that are subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this eight-year period should compare the cost of the contingent deferred sales charge plus the aggregate distribution and shareholder servicing fees on Prime B Shares to the cost of the initial sales charge and distribution fees on the Prime A Shares. Over time, the expense of the annual distribution and shareholder servicing fees on the Prime B Shares may equal or exceed the initial sales charge and annual distribution fees applicable to Prime A Shares. For example, if net asset value remains constant, the aggregate distribution and shareholder servicing fees with respect to Prime B Shares of the Fund would equal or exceed the initial sales charge and aggregate distribution fees of Prime A Shares approximately eight years after the purchase. In order to reduce such fees for investors that hold Prime B Shares for more than eight years, Prime B Shares will be automatically converted to Prime A Shares as described above at the end of such eight-year period.

                REDEMPTION OF PRIME A SHARES AND PRIME B SHARES

      Redemption orders are effected at the net asset value per share next determined after receipt of the order by PDI. On a business day when the New York Stock Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that business day. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

      Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable;
(b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

      If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

                               EXCHANGE PRIVILEGE

      A shareholder may, after appropriate prior authorization, exchange through his or her broker-dealer Prime A Shares of a Fund having a value of at least $100 for Prime A Shares of any of the other Funds, provided that such other Prime A Shares may be sold legally in the state of the shareholder's residence. A shareholder may exchange through his or her broker-dealer Prime B Shares of a Fund for Prime B Shares of any of the other Funds, provided that such other Prime B Shares may be sold legally in the state of the shareholder's residence.


      No additional sales charges will be incurred when exchanging Prime A Shares of a Fund for Prime A Shares of another Fund. Prime B Shares may be exchanged without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of Prime B Shares, the holding period of Prime B Shares originally held will be added to the holding period of the Prime B Shares acquired through exchange. Galaxy does not charge an exchange fee. The minimum initial investment to establish an account in another Fund or portfolio by exchange is $2,500.

      An exchange involves a redemption of all or a portion of the Prime A Shares or Prime B Shares of the Fund and the investment of the redemption proceeds in Prime A Shares or Prime B Shares of another portfolio offered by Galaxy. The redemption will be made at the per share net asset value next determined after the exchange request is received. The Prime A Shares or Prime B Shares of the portfolio to be acquired will be purchased at the per share net asset value next determined after acceptance of the exchange request, plus any applicable sales charge.

      Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in the Fund. For further information regarding Galaxy's exchange privilege, investors should contact their broker-dealers.

      In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

      For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

                                     TAXES

      The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

      A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

      The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding due to prior failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

      Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS AND INVESTMENTS

      The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

      In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                             TRUSTEES AND OFFICERS

      The business and affairs of the Fund are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of Galaxy, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                             Positions                  Principal Occupation
                                             with The                   During Past 5 Years
Name and Address                             Galaxy Fund                and Other Affiliations
----------------                             -----------                ----------------------
Dwight E. Vicks, Jr.                         Chairman &                 President & Director, Vicks
Vicks Lithograph &                           Trustee                    Lithograph & Printing Corporation
 Printing Corporation                                                   (book manufacturing and
Commercial Drive                                                        commercial printing); Director, Utica
P.O. Box 270                                                            First Insurance Company; Trustee,
Yorkville, NY 13495                                                     Savings Bank of Utica; Director,
Age 66                                                                  Monitor Life Insurance Company;
                                                                        Director, Commercial Travelers
                                                                        Mutual Insurance Company; Trustee,
                                                                        The Galaxy VIP Fund; Trustee,
                                                                        Galaxy Fund II.

John T. O'Neill(1)                           President,                 Private Investor; Executive Vice
28 Narragansett Bay Avenue                   Treasurer &                President and CFO, Hasbro, Inc. (toy
Warwick, RI 02889                            Trustee                    and game manufacturer) until
Age 55                                                                  December 1999; Trustee, The
                                                                        Galaxy VIP Fund; Trustee, Galaxy
                                                                        Fund II.

Louis DeThomasis                             Trustee                    President, Saint Mary's College of
Saint Mary's College                                                    Minnesota; Director, Bright Day
 of Minnesota                                                           Travel, Inc.; Trustee, Religious
Winona, MN 55987                                                        Communities Trust; Trustee, The
Age 59                                                                  Galaxy VIP Fund; Trustee, Galaxy
                                                                        Fund II.

Donald B. Miller                             Trustee                    Chairman, Horizon Media, Inc.
10725 Quail Covey Road                                                  (broadcast services);
Boynton Beach, FL 33436                                                 Director/Trustee, Lexington Funds;
Age 74                                                                  Chairman, Executive Committee,
                                                                        Compton International, Inc.
                                                                        (advertising agency); Trustee, Keuka
                                                                        College; Trustee, The Galaxy VIP
                                                                        Fund; Trustee, Galaxy Fund II.


                                      -32-

                                             Positions                  Principal Occupation
                                             with The                   During Past 5 Years
Name and Address                             Galaxy Fund                and Other Affiliations
----------------                             -----------                ----------------------
James M. Seed                                Trustee                    Chairman and President, The Astra
The Astra Ventures, Inc.                                                Projects, Incorporated (land
One Citizens Plaza                                                      development); President, The Astra
Providence, RI 02903                                                    Ventures, Incorporated (previously,
Age 58                                                                  Buffinton Box Company -
                                                                        manufacturer of cardboard boxes);
                                                                        Commissioner, Rhode Island
                                                                        Investment Commission; Trustee,
                                                                        The Galaxy VIP Fund; Trustee,
                                                                        Galaxy Fund II.

Bradford S. Wellman(1)                       Trustee                    Private Investor; Vice President and
2468 Ohio Street                                                        Director, Acadia Management
Bangor, ME  04401                                                       Company (investment services);
Age 68                                                                  Director, Essex County Gas
                                                                        Company, until January 1994;
                                                                        Director, Maine Mutual Fire
                                                                        Insurance Co.; Member, Maine
                                                                        Finance Authority; Trustee, The
                                                                        Galaxy VIP Fund; Trustee, Galaxy
                                                                        Fund II.

W. Bruce McConnel, III                       Secretary                  Partner of the law firm Drinker
One Logan Square                                                        Biddle & Reath LLP, Philadelphia,
18th and Cherry Streets                                                 Pennsylvania.
Philadelphia, PA 19103
Age 57

Jylanne Dunne                                Vice President             Vice President, PFPC Inc., 1990 to
PFPC Inc.                                    and Assistant              present.
4400 Computer Drive                          Treasurer
Westborough, MA 01581-5108
Age 40

William Greilich                             Vice President             Vice President, PFPC Inc., 1991-96;
PFPC Inc.                                                               Vice President and Division
4400 Computer Drive                                                     Manager, PFPC Inc., 1996 to
Westborough, MA 01581-5108                                              present.
Age 46

-------------------------

1. May be deemed to be an "interested person" within the definition set forth in Section 2(a)(19) of the 1940 Act.

      Effective May 28, 1999, each trustee receives an annual aggregate fee of $45,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $3,500 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. Prior to May 28, 1999, each Trustee was entitled to receive an annual aggregate fee of $40,000 for his services as a Trustee of the Trusts plus an additional $2,500 for each in-person Galaxy Board meeting attended, with all other fees being the same as those currently in effect.

      Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

      No employee of PFPC receives any compensation from Galaxy for acting as an officer. No person who is an officer, director or employee of Fleet or UOBGC, or any of their affiliates, serves as a trustee, officer or employee of Galaxy. The trustees and officers of Galaxy own less than 1% of its outstanding shares.

      The following chart provides certain information about the fees received by Galaxy's trustees in the most recently completed fiscal year.

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                    Pension or
                                                                    Retirement        Total Compensation
                                                                 Benefits Accrued    from Galaxy and Fund
                                       Aggregate Compensation     as Part of Fund      Complex *Paid to
      Name of Person/Position                from Galaxy             Expenses              Trustees
------------------------------------------------------------------------------------------------------------
Bradford S. Wellman                            $39,395                 None                 $55,750
Trustee
------------------------------------------------------------------------------------------------------------
Dwight E. Vicks, Jr.                           $42,875                 None                 $60,500
Chairman and Trustee
------------------------------------------------------------------------------------------------------------
Donald B. Miller**                             $40,042                 None                 $56,500
Trustee
------------------------------------------------------------------------------------------------------------
Rev. Louis DeThomasis                          $37,643                 None                 $53,250
Trustee
------------------------------------------------------------------------------------------------------------
John T. O'Neill                                $41,813                 None                 $59,000
President, Treasurer
and Trustee
------------------------------------------------------------------------------------------------------------
James M. Seed**                                $39,355                 None                 $55,750
Trustee
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

-------------

* The "Fund Complex" consists of Galaxy, The Galaxy VIP Fund and Galaxy Fund II which comprised a total of 43 separate portfolios as of October 31, 1999.

** Deferred compensation (including interest) in the amounts of $43,939 and $65,944 accrued during Galaxy's fiscal year ended October 31, 1999 for Messrs. Miller and Seed, respectively.

SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

      The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

      With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

                       INVESTMENT ADVISER AND SUB-ADVISER

      Fleet serves as investment adviser to the Fund. In its Advisory Agreement, Fleet has agreed to provide investment advisory services to the Fund as described in the Prospectus. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Fund. See "Expenses" below.

      For the services provided and expenses assumed with respect to the Fund, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 1.20% of the average daily net assets of the Fund.

      The Advisory Agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of its duties under the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund. The term "majority of the outstanding shares of the Fund" means, with respect to approval of an Advisory Agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Advisory Agreement may be terminated by Galaxy or by Fleet on sixty days' written notice, and will terminate immediately in the event of its assignment.

      The Advisory Agreement provides that Fleet will provide a continuous investment program for the Fund, including research and management with respect to all securities and investments and cash equivalents in the Fund. In addition, the Advisory Agreement authorizes Fleet to engage a sub-adviser to assist it in the performance of its services. Pursuant to such authorization, Fleet has appointed UOBGC, which is an indirect majority-owned subsidiary of United Overseas Bank Group and which has its principal offices at 592 Fifth Avenue, Suite 602, New York, New York 10036, as the sub-adviser to the Fund. As of December 31, 1999, UOBGC, together with its affiliates, had discretionary management authority over approximately $2.17 billion in assets.

      Under its Sub-Advisory Agreement with Fleet, UOBGC determines which securities and other investments will be purchased, retained or sold for the Fund; places orders for the Fund; manages the Fund's overall cash position; and provides Fleet with foreign broker research and a quarterly review of international economic and investment developments. Fleet, among other things, assists and consults with UOBGC in connection with the Fund's continuous investment program; approves lists of foreign countries recommended by UOBGC for investment; reviews the investment policies and restrictions of the Fund and recommends appropriate changes to the Board of Trustees; and provides the Board of Trustees and UOBGC with information concerning relevant economic and political developments. UOBGC will provide services under the Sub-Advisory Agreement in accordance with the Fund's investment objectives, policies and restrictions. Unless sooner terminated by Fleet or the Board of Trustees upon sixty days' written notice or by UOBGC upon ninety days' written notice, the Sub-Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually as described above.

      For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, Fleet pays a fee to UOBGC, computed daily and paid quarterly, at the annual rate of 0.72% of the average daily net assets of the Fund.

                                 ADMINISTRATOR

      PFPC Inc. ("PFPC") (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, serves as the Fund's administrator. PFPC is an indirect majority-owned subsidiary of PNC Financial Services Group.

      PFPC generally assists the Fund in its administration and operation. PFPC also serves as administrator to the other portfolios of Galaxy. For the services provided to the Fund, PFPC is entitled to receive administration fees based on the combined average daily net assets of the Fund and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

                  COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
                  ---------------------------------           -----------
                  Up to $2.5 billion........................     0.090%
                  From $2.5 to $5 billion...................     0.085%
                  From $5 to $12 billion....................     0.075%


                                      -37-

                  COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
                  ---------------------------------           -----------
                  From $12 to $15 billion...................     0.0065%
                  From $15 to $18 billion...................     0.0060%
                  From $18 to $21 billion...................     0.0575%
                  Over $21 billion..........................     0.0525%

PFPC also receives a separate annual fee from each Galaxy portfolio for certain fund accounting services.

      From time to time, PFPC may waive voluntarily all or a portion of the administration fees payable to it by the Fund.

      Under the Administration Agreement between Galaxy and PFPC (the "Administration Agreement"), PFPC has agreed to maintain office facilities for Galaxy, furnish Galaxy with statistical and research data, clerical, accounting, and bookkeeping services, provide certain other services such as internal auditing services required by Galaxy, and compute the net asset value and net income of the Fund. PFPC prepares the Fund's annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Fund's financial accounts and records, and generally assists in all aspects of Galaxy's operations. Unless otherwise terminated, the Administration Agreement will remain in effect until May 31, 2001 and thereafter will continue from year to year upon annual approval of Galaxy's Board of Trustees.

                          CUSTODIAN AND TRANSFER AGENT

      The Chase Manhattan Bank ("Chase Manhattan"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets pursuant to a Global Custody Agreement. Chase Manhattan may employ sub-custodians for the Fund for the purpose of providing custodial services for the Fund's foreign assets held outside the United States.

      Under the Global Custody Agreement, Chase Manhattan has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund; (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. Chase Manhattan is authorized to select one or more banks or trust companies to serve as sub-custodian for the Fund, provided that Chase Manhattan shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Fund for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Fund's assets. In addition, Chase Manhattan also serves as Galaxy's "foreign custody manager" (as that term is defined in Rule 17f-5 under the 1940 Act) and in such capacity employs sub-custodians for the Fund for the purpose of providing custodial services for the foreign assets of the Fund held outside the U.S. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

      PFPC serves as the Fund's transfer and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westborough, Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.

                                    EXPENSES

      Fleet and PFPC bear all expenses in connection with the performance of their services for the Fund, except that Galaxy bears the expenses incurred in the Fund's operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution (if applicable), fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

                             PORTFOLIO TRANSACTIONS

      Fleet or UOBGC will select specific portfolio investments and effect transactions for the Fund. Fleet and UOBGC seek to obtain the best net price and the most favorable execution of orders. Fleet or UOBGC may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Fund, Fleet or UOBGC. Fleet or UOBGC is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Fleet or UOBGC determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Fleet or UOBGC's overall responsibilities to the Fund and to Galaxy. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The fees under the Investment Advisory Agreement between Galaxy and Fleet and the Sub-Advisory Agreement between Fleet and UOBGC are not reduced by reason of receiving such brokerage and research services. The Board of Trustees will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund.

      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.

      The Fund may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. Except as permitted by the SEC or applicable law, the Fund will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, UOBGC, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

      Investment decisions for the Fund are made independently from those for the other portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet or UOBGC. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet or UOBGC believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, Fleet or UOBGC may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for Galaxy's other portfolios, or other investment companies or accounts in order to obtain best execution.

                               DISTRIBUTION PLANS

PRIME A SHARES PLAN

      Galaxy has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Prime A Shares of the Fund (the "Prime A Shares Plan"). Under the Prime A Shares Plan, Galaxy may pay PDI or another person for expenses and activities intended to result in the sale of Prime A Shares, including the payment of commissions to broker-dealers and other industry professionals who sell Prime A Shares and the direct or indirect cost of financing such payments.

      Under the Prime A Shares Plan, payments by Galaxy for distribution expenses may not exceed the annualized rate of 0.30% of the average daily net assets attributable to the Fund's outstanding Prime A Shares. As of the date of this Statement of Additional Information, Galaxy intends to limit the Fund's payments for distribution expenses to not more than 0.25% (on an annualized basis) of the average daily net asset value of the Fund's outstanding Prime A Shares.

PRIME B SHARES PLAN

      Galaxy has adopted a Distribution and Services Plan pursuant to the Rule with respect to Prime B Shares of the Fund (the "Prime B Shares Plan"). Under the Prime B Shares Plan, Galaxy may pay (a) PDI or another person for expenses and activities intended to result in the sale of Prime B Shares, including the payment of commissions to broker-dealers and other industry professionals who sell Prime B Shares and the direct or indirect cost of financing such payments,
(b) institutions for shareholder liaison services, which means personal services for holders of Prime B Shares and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts, and (c) institutions for administrative support services, which include but are not limited to (i) transfer agent and sub-transfer agent services for beneficial owners of Prime B Shares; (ii) aggregating and processing purchase and redemption orders; (iii) providing beneficial owners with statements showing their positions in Prime B Shares; (iv) processing dividend payments; (v) providing sub-accounting services for Prime B Shares held beneficially; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners; and
(vii) receiving, translating and transmitting proxies executed by beneficial owners.

      Under the Prime B Shares Plan, payments by Galaxy (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Prime B Shares, and (ii) to a broker-dealer for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Fund's outstanding Prime B Shares which are owned of record or beneficially by that broker-dealer's customers for whom the broker-dealer is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit the Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% (on an annualized basis) of the average daily net asset value of Prime B Shares owned of record or beneficially by customers of institutions.

BOTH DISTRIBUTION PLANS

      Payments for distribution expenses under the Prime A Shares Plan and Prime B Shares Plan (the "12b-1 Plans") are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plans provide that a report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The 12b-1 Plans provide that they may not be amended to increase materially the costs which Prime A Shares or Prime B Shares of the Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the 12b-1 Plans or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

      Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit the Fund and holders of Prime A Shares and Prime B Shares. The 12b-1 Plans are subject to annual reapproval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Prime A Shares or Prime B Shares of the Fund, as applicable. Any agreement entered into pursuant to the 12b-1 Plans with a broker-dealer is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Prime A Shares or Prime B Shares of the Fund, as applicable, by PDI or by the broker-dealer. An agreement will also terminate automatically in the event of its assignment.

      As long as the 12b-1 Plans are in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                                  DISTRIBUTOR

      PDI serves as Galaxy's distributor. PDI is a registered broker-dealer with principal offices located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Jane Haegele is the sole shareholder of PDI.

      Unless otherwise terminated, the Distribution Agreement between Galaxy and PDI remains in effect until November 30, 2000, and thereafter will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

      PDI is entitled to the payment of a front-end sales charge on the sale of Prime A Shares of the Fund as described in the Prospectus and this Statement of Additional Information. PDI is also entitled to the payment of contingent deferred sales charges upon the redemption of Prime B Shares of the Fund.

                                    AUDITORS

      Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02110, serve as auditors for Galaxy.

                                    COUNSEL

      Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                                CODES OF ETHICS

      Galaxy, Fleet and UOBGC have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The codes of ethics are on public file with, and available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

                       PERFORMANCE AND YIELD INFORMATION

      Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Unless otherwise indicated, total return figures include changes in share price, deduction of any applicable sales charge, and reinvestment of dividends and capital gains distributions, if any.

      The Fund's 30-day (or one month) standard yields are calculated separately for each series of shares in the Fund in accordance with the method prescribed by the SEC for mutual funds:

                                           6
                    YIELD = 2[(a-b)/cd +1 )  - 1]

Where:        a =   dividends and interest earned by the Fund during the period;

              b =   expenses accrued for the period (net of reimbursements);

              c = average daily number of shares outstanding during the period entitled to receive dividends; and

              d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

      With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest ("pay-downs"), (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period, and (ii) the Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

      If the Fund advertises its "average annual total return," it computes such return separately for each series of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                                             1/n
                                            T = [(ERV/P) - 1]

         Where: T =    average annual total return;

              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

              P =      hypothetical initial payment of $1,000; and

              n =      period covered by the computation, expressed in years.

      The Fund that advertises its "aggregate total return" computes such returns separately for each series of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

      Aggregate Total Return = [(ERV/P) - 1]

      The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. In addition, the Fund's Retail Shares average annual total return and aggregate total return quotations will reflect the deduction of the maximum sales load charged in connection with purchases of Prime A Shares or redemptions of Prime B Shares, as the case may be.


PERFORMANCE REPORTING

      From time to time, in advertisements or in reports to shareholders, the performance of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, the S&P 500 Index, an unmanaged index of groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. In addition, the performance of the Fund may be compared to the Morgan Stanley Capital International Index or the FT World Actuaries Index.

      Performance data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature may also be used in comparing the performance of the Fund. Performance data will be calculated separately for Prime A Shares and Prime B Shares of the Fund.

      The standard yield is computed as described above. The Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.

      The Fund may also advertise its performance using "average annual total return" figures over various periods of time. Such total return figures reflect the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period and are calculated as described above. Average total return figures will be given for the most recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well, such as from the commencement of the Fund's operations, or on a year-by-year basis. The Fund may also use "aggregate total return" figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specified period. Both methods of calculating total return reflect the maximum front-end sales load for Prime A Shares of the Fund and the applicable contingent deferred sales charge for Prime B Shares of the Fund and assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

      The Fund may also advertise total return data without reflecting the sales charges imposed on the purchase of Prime A Shares or the redemption of Prime B Shares in accordance with the rules of the SEC. Quotations that do not reflect the sales charges will be higher than quotations that do reflect the sales charges.

      The performance of the Fund will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of the Fund will not be included in performance calculations.

      The portfolio manager of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

      As used in this Statement of Additional Information, "assets belonging to" the Fund or series of the Fund means the consideration received by Galaxy upon the issuance of shares in the Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or portfolio. In determining the net asset value of a particular series of the Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Galaxy portfolios at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or portfolio, are conclusive.

      Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

      A "vote of the holders of a majority of the outstanding shares" of the Fund or a particular series of shares in the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of the Fund or such series of shares, or (b) 67% or more of the shares of the Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of the Fund or such series of shares are represented at the meeting in person or by proxy.

      As of May 22, 2000, the name, address and percentage ownership of the entities or persons that held of record or beneficially more than 5% of the outstanding shares of each class of shares of Galaxy's investment portfolios were as follows:

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

MONEY MARKET FUND
    TRUST
        Fleet New York                    99.53%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

        RETAIL B
        Wylle O'Brian                      5.11%
        69 Edgewood Ave.
        Haverhill, MA  01832-2909

TAX-EXEMPT MONEY MARKET
        TRUST
        Fleet New York                    96.34%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

        RETAIL A
        Brenda May Earl                   12.41%
        279 Central Park West
        PH-19A
        New York, NY 10024-3080

        Joseph Dimenna                    11.54%
        1049 Fifth Ave. Apt. P3
        New York, NY 10028-0115

GOVERNMENT MONEY MARKET
        TRUST
        Fleet New York                    98.09%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

U.S. TREASURY MONEY MARKET
        TRUST
        Fleet New York                    94.58%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

        RETAIL A
        US Clearing A Division of          9.33%
        Fleet Securities Inc.
        26 Broadway
        New York, NY 10004-1703

        Taqua Systems Inc.                 5.15%
        75 Attucks Lane
        Hyannis, MA 02601-1867

INSTITUTIONAL TREASURY MONEY MARKET
        TRUST
        Fleet New York                    89.73%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

        Luitpold Pharmaceuticals Inc.      6.33%
        Kirk Sobecki, CFO
        Attn: Harold Noviello
        One Luitpold Dr.
        Shirley, NY 11967

MASSACHUSETTS MUNICIPAL MONEY MARKET
        RETAIL A
        Fleet New York                    55.55%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

CONNECTICUT MUNICIPAL MONEY MARKET
        RETAIL A
        Fleet New York                    45.07%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

EQUITY VALUE
        TRUST
        Gales & Co.                       76.08%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       14.84%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                        7.24%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

EQUITY GROWTH
        TRUST
        Gales & Co.                       68.04%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       17.32%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Gales & Co.                       13.87%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of
        Fleet Securities Inc.             49.88%
        FBO# 104-32732-16
        Hilda Brandt
        Roland Park Place
        830 W. 40th Street, Apt. 359
        Baltimore, MD 21211-2176

        US Clearing A Division of         26.03%
        Fleet Securities Inc.
        FBO# 114-97238-17
        Sara Mallow
        936 Broadway
        New York, NY 10010-6013

        US Clearing A Division of          8.66%
        Fleet Securities Inc.
        FBO# 120-97689-18
        Yook Y Doo
        46-34 Robinson St.
        Flushing, NY 11355-3445

        US Clearing A Division of          6.86%
        Fleet Securities Inc.
        FBO# 021-90471-15
        Mabel L Bowman
        35634 Meyers Ct.
        Fremont, CA 94536-2540

        US Clearing A Division of          5.33%
        Fleet Securities Inc.
        FBO# 143-27206-11
        Mary V Mastroianni &
        Pasqual Mastroianni JT
        Ten
        1811 Randolph Road
        Schenectady, NY
        12308-2021

        PRIME B
        US Clearing A Division of         19.66%
        Fleet Securities Inc.
        FBO# 111-98315-17
        Thomas J Bernfeld
        185 West End Avenue, Apt. 21D
        New York, NY 10023-5548

        US Clearing A Division of         12.70%
        Fleet Securities Inc.
        FBO# 166-31108-13
        Frank Catanho, Trustee
        of the Frank Catanho
        1996 Trust dated
        10/22/96
        24297 Mission Blvd.
        Hayward, CA 94544-1020

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

        US Clearing A Division of         12.33%
        Fleet Securities Inc.
        FBO# 024-90318-16
        Lynn C. Sherrie
        P.O. Box 316
        Wilson, NY 14172-0316

        US Clearing A Division of         10.64%
        Fleet Securities Inc.
        FBO# 221-00085-18
        Walter M. Swiecicki &
        Cathleen Swiecicki JT WROS
        119 Old Beekman Road
        Monmouth Junction, NJ
        08852-3114

        US Clearing A Division of          5.84%
        Fleet Securities Inc.
        FBO# 183-97247-11
        W P Fleming
        66500 E 253rd
        Grove, OK 74344-6163

EQUITY INCOME
        TRUST
        Gales & Co.                       52.31%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       33.73%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       12.33%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

INTERNATIONAL EQUITY
        TRUST
        Gales & Co.                       41.62%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       38.06%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Gales & Co.                       13.28%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL A
        Charles Schwab & Co. Inc.          8.15%
        Special Custody Acct. for
        Exclusive of Customers
        Attn: Mutual Funds
        101 Montgomery St.
        San Francisco, CA 94104-4122

        PRIME A
        US Clearing A Division of         80.62%
        Fleet Securities Inc.
        FBO 125-98055-11
        Albert F Twanmo
        6508 81st St.
        Cabin John, MD 20818-1203

        US Clearing A Division of         14.83%
        Fleet Securities Inc.
        FBO 136-99157-13
        Jon-Paul Dadaian
        178 Clarken Drive
        West Orange, NJ 07052-3441

        PRIME B
        US Clearing A Division of         79.69%
        Fleet Securities Inc.
        FBO# 102-59241-17
        Church & Friary of St.
        Francis of Assisi
        c/o Fr. Ronald P Stark OFM
        135 West 31st St.
        New York, NY 10001-3405

GROWTH & INCOME
        TRUST
        Gales & Co.                       77.71%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       18.37%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of         35.96%
        Fleet Securities Inc.
        FBO# 160-27022-17
        Linda Shaw, Trustee
        for the Linda J Shaw
        Trust
        920 Meadows road
        Geneva, IL 60134-3052

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        US Clearing A Division of         29.10%
        Fleet Securities Inc.
        FBO# 113-27816-16
        Pamela M Fein
        68 Oak Ridge Drive
        Bethany, CT 06524-3118

        US Clearing A Division of         24.31%
        Fleet Securities Inc.
        FBO# 175-97327-10
        Margaret Ann
        Gillenwater
        2525 E Prince Road #23
        Tucson, AZ 85716-1146

        US Clearing A Division of          6.32%
        Fleet Securities Inc.
        FBO# 103-80060-19
        Saint Clare School Endowment
        Fund
        Attn: Fr, O'Shea/Andrew J
        Houvouras &/or Bruce Blatman
        821 Prosperity Farms Road
        No. Palm Beach, FL 33408-4299

        PRIME B
        US Clearing A Division of         29.49%
        Fleet Securities Inc.
        FBO# 147-97497-13
        Martin Allen Sante
        15222 Birch Lakeshore Drive
        Vandalia, MI 49095-9741

        US Clearing A Division of         19.45%
        Fleet Securities Inc.
        FBO# 103-31744-16
        Irwin Luftig & Elaine Luftig
        6119 Bear Creek Ct
        Lake Worth, FL 33467-6812

        US Clearing A Division of         16.54%
        Fleet Securities Inc.
        FBO# 148-28677-18
        Linda M. Berke & Michael E.
        Berke JT TEN
        30941 Westwood Road
        Farmington Hills, MI
        48331-1466

        US Clearing A Division of         16.14%
        Fleet Securities Inc.
        FBO# 147-29019-15
        Walter W Quan
        2617 Skyline Drive
        Lorain, OH 44053-2243

        US Clearing A Division of          6.18%
        Fleet Securities Inc.
        FBO# 013-90166-12
        Florence G. St. Onge
        34 Cedar Lane
        Warren, RI 02885-2236

        US Clearing A Division of          5.94%
        Fleet Securities Inc.
        FBO# 108-00116-10
        Michael Kennedy & Carleen
        Kennedy JT WROS
        12 Walton Avenue
        Locust Valley, NY 11560-1227

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

ASSET ALLOCATION
        TRUST
        Gales & Co.                       92.66%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                        6.62%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of         22.80%
        Fleet Securities Inc.
        FBO# 114-97238-17
        Sara Mallow
        936 Broadway
        New York, NY 10010-6013

        US Clearing A Division of         22.62%
        Fleet Securities Inc.
        FBO# 147-97697-11
        Ray Wayne Prince
        11010 Stephens Road
        Berlin Heights, OH 44814-9673

        US Clearing A Division of         14.56%
        Fleet Securities Inc.
        FBO# 175-97327-10
        Margaret Ann
        Gillenwater
        2525 E Prince Road #23
        Tucson, AZ 85716-1146

        US Clearing A Division of         13.10%
        Fleet Securities Inc.
        FBO# 166-98586-13
        Pamela Ann Radamaker
        1001 Tramway Blvd NE
        Albuquerque, NM 87112-6280

        US Clearing A Division of          7.44%
        Fleet Securities Inc.
        FBO 170-29789-15
        Nicholas G. Roselli &
        Nicholas A. Roselli JT WROS
        315 Southampton Road
        Westfield, MA 01085-1360

        US Clearing A Division of          5.26%
        Fleet Securities Inc.
        FBO 194-97099-17
        James Kenneth Winter
        28 South Fork Cove
        Senatobia, MS 38668-6329

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

        PRIME B
        US Clearing A Division of         10.05%
        Fleet Securities Inc.
        FBO# 138-97818-14
        Carol Y Foster
        524 Marie Avenue
        Blountstown, FL 32424-1218

        US Clearing A Division of          9.59%
        Fleet Securities Inc.
        FBO# 102-92974-11
        Ann E Herzog
        74 Tacoma Street
        Staten Island, NY 10304-4222

        US Clearing A Division of          6.39%
        Fleet Securities Inc.
        FBO# 166-98559-16
        Ann P Sargent
        422 Los Encinos Avenue
        San Jose, CA 95134-1336

        US Clearing A Division of          6.20%
        Fleet Securities Inc.
        FBO# 166-97970-19
        Alicia E Schober
        10139 Ridgeway Drive
        Cupertino, CA 95014-2658

        US Clearing A Division of          5.69%
        Fleet Securities Inc.
        FBO# 194-14889-16
        Paul R Thornton & Karin Z
        Thornton JT TEN
        1207 Oak Glen Lane
        Sugar Land, TX 77479-6175

        US Clearing A Division of          6.05%
        Fleet Securities Inc.
        FBO# 147-29049-19
        Randall Prince
        Rt. 1, Box 865
        Turtletown, TN 37391-9700

SMALL COMPANY EQUITY
        TRUST
        Gales & Co.                       60.66%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

        Gales & Co.                       28.34%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Gales & Co.                        7.26%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

SMALL CAP VALUE
        TRUST
        Gales & Co.                       46.53%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       32.48%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       18.38%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of         30.36%
        Fleet Securities Inc.
        FBO# 104-32732-16
        Hilda Brandt
        3900 North Charles Street
        Baltimore, MD 21218-1724

        US Clearing A Division of         19.13%
        Fleet Securities Inc.
        FBO# 150-98301-11
        N Clifford Nelson Jr
        58 Middlebury Road
        Orchard Park, NY 14127-3581

        US Clearing A Division of         19.00%
        Fleet Securities Inc.
        FBO# 102-60254-19
        Frederick W Geissinger
        601 NW 2nd Street
        Evansville, IN 47708-1013

        US Clearing A Division of         12.77%
        Fleet Securities Inc.
        FBO# 103-97564-14
        Thomas X McKenna
        170 Turtle Creek Drive
        Tequesta, FL 33469-1547

        US Clearing A Division of          9.35%
        Fleet Securities Inc.
        FBO# 103-31296-18
        Edward U Roddy III
        109 Angler Avenue
        Palm Beach, FL 33480-3101

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

        PRIME B
        US Clearing A Division of         14.31%
        Fleet Securities Inc.
        FBO# 111-98315-17
        Thomas J Bernfeld
        185 West End Avenue, Apt. 21D
        New York, NY 10023-5548

        US Clearing A Division of          9.70%
        Fleet Securities Inc.
        FBO# 107-30623-15
        Andrejs Zvejnieks
        2337 Christopher Walk
        Atlanta, GA 30327-1110

        US Clearing A Division of          7.55%
        Fleet Securities Inc.
        FBO# 108-98472-11
        Rufus O. Eddins, Jr.
        360 Dominion Circle
        Knoxville, TN 37922-2750

        US Clearing A Division of          7.25%
        Fleet Securities Inc.
        FBO# 221-97250-13
        Micheal A Veschi
        106 Exmoor Court
        Leesburg, VA 20176-2049

STRATEGIC EQUITY
        TRUST
        Gales & Co.                       97.22%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL B
        Violet K. Saidnehr                 5.90%
        260 Middle Neck Road
        Great Neck, NY  11021-1175

INTERMEDIATE GOVERNMENT INCOME
        TRUST
        Gales & Co.                       37.37%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       33.74%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

        Gales & Co.                       25.30%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL B
        Adriana Vita                       7.42%
        345 Park Ave.
        New York, NY  10154

HIGH QUALITY BOND
        TRUST
        Gales & Co.                       57.48%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       26.57%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       13.63%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of         45.67%
        Fleet Securities Inc.
        FBO# 103-30971-12
        Doris G Schack
        FBO - Doris G Schack Living
        Trust
        9161 East Evans
        Scottsdale, AZ 85260-7575

        US Clearing A Division of         33.77%
        Fleet Securities Inc.
        FBO# 132-90090-11
        Virginia Holmes
        303 Bella Vista Drive
        Ithaca, NY 14850-5774

        US Clearing A Division of         20.23%
        Fleet Securities Inc.
        FBO# 013-02964-11
        Jane L Grayhurst
        770 Boylston St., Apt 10G
        Boston, MA 02199-7709

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

        PRIME B
        US Clearing A Division of         30.75%
        Fleet Securities Inc.
        FBO# 200-70099-19
        Neil C Feldman
        41 Windham way
        Englishtown, NJ 07726-8216

        US Clearing A Division of         12.41%
        Fleet Securities Inc.
        FBO# 119-97697-10
        Ira Zornberg
        4219 Nautilus Avenue
        Brooklyn, NY 11224-1019

        US Clearing A Division of         12.22%
        Fleet Securities Inc.
        FBO# 147-24459-13
        Jay Robert Klein
        26800 Amhearst Circle #209
        Cleveland, OH 44122-7572

        US Clearing A Division of         11.68%
        Fleet Securities Inc.
        FBO# 102-68909-11
        Marjorie Dion
        301 Raimond Street
        Yaphank, NY 11980-9725

        US Clearing A Division of          7.91%
        Fleet Securities Inc.
        FBO# 157-98031-13
        Patricia Fusco
        112 E. Chapel Avenue
        Cherry Hill, NJ 08034-1204

        US Clearing A Division of          5.86%
        Fleet Securities Inc.
        FBO# 238-97175-19
        Marie Gottfried
        10208 Andover Coach
        Circle H-2
        Lake Worth, FL 33467-8158

        US Clearing A Division of          5.46%
        Fleet Securities Inc.
        FBO# 013-03576-19
        Louise Brown &
        Sandra Fontaine JT
        TEN
        172 High Street
        Woonsocket, RI 02895-4311

SHORT-TERM BOND
        TRUST
        Gales & Co.                       43.57%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       31.50%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Gales & Co.                       21.51%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL B
        Chelsea Police Relief Assoc.      17.41%
        John R. Phillips Treas. &
        Michael McCona Clerk
        180 Crescent Avenue
        Chelsea, MA  02150-3017

        Josue Colon Cust                   9.70%
        Hazel Colon UGMA CT
        400 Lasalle St
        New Britan, CT  06051-1316

        Elizabeth Mugar                    9.17%
        10 Chestnut St.
        Apt. 1808
        Springfield, MA  01103-1709

TAX-EXEMPT BOND
        TRUST
        Gales & Co.                       38.51%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       24.35%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       32.16%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL A
        Charles Dagraca & Barbara          7.83%
        Dagraca JT WROS
        20 William Penn Rd.
        Warren, NJ 07059

        RETAIL B
        Sylvia Fendler                    11.54%
        72 Brinkerhoff Ave.
        Stamford, CT 06905

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Frances E. Stady                   6.07%
        P.O. BOX 433
        3176 Main St.
        Yorkshire, NY  14173-0433

        US Clearing A Division of          5.14%
        Fleet Securities Inc.
        FBO 978-02869-11
        Carol Guy & Ali E. Guy
        14 Thomas St.
        Scarsdale, NY 10583-1031

CONNECTICUT MUNICIPAL BOND
        TRUST
        Gales & Co.                       68.00%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

        Gales & Co.                       23.64%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

        Bob & Co.                          8.12%
        c/o Bank of Boston
        Attn: Mutual Fd Dept
        45-02-06
        PO Box 1809
        Boston, MA  02105-1809

        RETAIL A
        Maria Luisa Carcangiu              6.39%
        & Juan Rosai
        JT WROS
        36 Beach Ave.
        Milford, CT  06460

MASSACHUSETTS MUNICIPAL BOND
        TRUST
        Gales & Co.                       43.63%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                       41.97%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Bob & Co.                         12.44%
        c/o Bank of Boston
        Attn: Mutual Fd Dept 45-02-06
        PO Box 1809
        Boston, MA  02105-1809

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
CORPORATE BOND
        TRUST
        Gales & Co.                       41.24%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                       31.19%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                       17.64%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

RHODE ISLAND MUNICIPAL BOND
        RETAIL A
        Gales & Co.                       35.16%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Bob & Co.                         23.94%
        c/o Bank of Boston
        Attn: Mutual Fd Dept.
        45-02-06
        PO Box 1809
        Boston, MA  02105-1809

        James R. McCulloch                 7.65%
        c/o Microfibre
        PO Box 1208
        Pawtucket, RI 02862-1208

NEW YORK MUNICIPAL BOND
        TRUST
        Gales & Co.                       64.12%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Bob & Co.                         16.34%
        c/o Bank of Boston
        ATTN:  Mutual Fund
        Dept. 45-02-06
        P.O. Box 1809
        Boston, MA  02105-1809

        Gales & Co.                       12.08%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Gales & Co.                        7.25%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL A
        Marilyn J Brantley                12.87%
        5954 Van Allen Road
        Belfast, NY 14711-
        8750

NEW JERSEY MUNI BOND
        TRUST
        Gales & Co.                       51.84%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                       31.91%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Bob & Co.                         15.95%
        c/o Bank of Boston
        ATTN:  Mutual Fund Dept.
        45-02-06
        P.O. Box 1809
        Boston, MA  02105-1809

        RETAIL A
        John W Maki & Kimberly            73.71%
        McGrath Maki JT WROS
        1 Connet Lane
        Mendham, NJ  07945-2938
        William Minnaard                  10.84%
        50 Rock Road
        Unit A6
        Hawthorne, NJ 07506-1570

PRIME RESERVES
        U.S. Clearing                    100.00%
        26 Broadway
        New York, NY  10004-1703

GOVERNMENT RESERVES
        U.S. Clearing                    100.00%
        26 Broadway
        New York, NY  10004-1703

TAX-EXEMPT RESERVES
        U.S. Clearing                    100.00%
        26 Broadway
        New York, NY  10004-1703

     As of April 11, 2000, the name, address and percentage ownership of the entities or persons that held beneficially more than 5% of the outstanding Trust Shares of each of Galaxy's investment portfolios were as follows:

                                           PERCENT
           REGISTRATION NAME              OWNERSHIP
-----------------------------------------------------------

MONEY MARKET
           Stable Asset Fund              12.28%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

GOVERNMENT MONEY
   Advent Realty Limited Partnership       5.82%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

U.S. TREASURY MONEY
   Loring Walcott Client Sweep Acct       24.70%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

EQUITY VALUE
    Fleet Savings Plus-Equity Value       26.69%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

EQUITY GROWTH
   Fleet Savings Plus-Equity Growth       23.09%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

    Nusco Retiree Health VEBA Trust        6.91%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

INTERNATIONAL EQUITY
     FFG International Equity Fund        11.17%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

    Fleet Savings Plus-Intl Equity        10.03%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

INTERMEDIATE GOVT INC
    Nusco Retiree Health VEBA Trust        6.61%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

                                           PERCENT
           REGISTRATION NAME              OWNERSHIP
-----------------------------------------------------------

STRATEGIC EQUITY FUND
     FFG Retirement & Pension VDG         93.57%
       C/O Fleet Financial Group
             159 East Main
          Rochester, NY 14638

HIGH QUALITY BOND
    Fleet Savings Plus Plan-HQ Bond       17.58%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

SHORT TERM BOND FUND
    Willcox & Gibbs Retirement Plan        5.47%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

ASSET ALLOCATION
  Fleet Savings Plus-Asset Allocation     27.27%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

SMALL COMPANY EQUITY
   Fleet Savings Plus-Small Company       31.47%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

TAX EXEMPT BOND
    Nusco Retiree Health VEBA Trust       37.33%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

CONNECTICUT MUNI BOND
           Winnifred M Purdy               7.64%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

CORPORATE BOND
       Cole Hersee Pension Plan            7.87%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

GROWTH INCOME
    Fleet Savings Plus-Grth Income        44.75%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

        Crompton & Knowles IARP            9.82%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

SMALL CAP VALUE
      FFG Emp Ret Misc Assets SNC         25.60%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

                                           PERCENT
           REGISTRATION NAME              OWNERSHIP
-----------------------------------------------------------

        CVS Inc 401K P/S Pln 3             5.68%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

INSTITUTIONAL GOVT
         Duncanson & Holt Inc              5.66%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

NEW JERSEY MUNI BOND
             Perillo Tours                22.11%
    C/O Norstar Trust Co/Gales & Co
             159 East Main
          Rochester, NY 14638

          Royal Chambord IMA              11.05%
    C/O Norstar Trust Co/Gales & Co
             159 East Main
          Rochester, NY 14638

    McKee Wendell A. Marital Trust        10.98%
    C/O Norstar Trust Co/Gales & Co
             159 East Main
          Rochester, NY 14638

             Varco Inc IMA                 5.53%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

       Terry, Julia Lee Inv Adv            5.20%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

           Tiernan Diana IA                5.02%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

           A Standard & Poor's commercial paper rating is a current opinion of credit worthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

           "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

           "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

           "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

           "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

           "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

           "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

           "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

           "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

           "Not Prime" - Issuers do not fall within any of the Prime rating categories.


           The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

           "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

           "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

           "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

           "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

           "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

           "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

           "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


           Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

           "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

           "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

           "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

           "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

           "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

           "D" - Securities are in actual or imminent payment default.


           Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

           "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

           "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

           "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

           The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

           "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

           "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

           "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

           "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

           "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

           "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

           "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

           "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

           "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

           "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

           "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

           "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

           "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

           Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

           Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

           The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

           "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

           "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

           "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

           "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

           "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

           To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

           The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

           "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

           "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

           "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

           "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

           "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

           "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

           "CCC," "CC", and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

           "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

           Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

           To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

           Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

           "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

           "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

           "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

           "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

           "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

           "D" - This designation indicates that the long-term debt is in default.

           PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

           A Standard and Poor's note rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

           "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

           "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

           "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

           Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

           "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

           "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

           "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

           "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

           "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

           Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                 THE GALAXY FUND

                                    FORM N-1A


PART C.  OTHER INFORMATION

Item 23.  Exhibits

               (a)

                    (1)  Declaration of Trust dated March 31, 1986.(4)

                    (2) Amendment No. 1 to the Declaration of Trust dated as of April 26, 1988.(4)

                    (3) Certificate pertaining to Classification of Shares pertaining to Class A and Class B shares.(4)

                    (4) Certificate of Classification of Shares pertaining to Class C, Class D and Class E shares.(4)

                    (5) Certificate of Classification of Shares pertaining to Class C - Special Series 1 and Class D - Special Series 1 shares.(4)

                    (6) Certificate of Classification of Shares pertaining to Class F shares; Class G - Series 1 shares; Class G - Series 2 shares; Class H - Series 1 shares; Class H - Series 2 shares; Class I - Series 1 shares; Class I - Series 2 shares; Class J - Series 1 shares; and Class J
                         - Series 2 shares.(4)

                    (7) Certificate of Classification of Shares pertaining to Class K - Series 1 shares; Class K - Series 2 shares; Class L - Series 1 shares; Class L - Series 2 shares; Class M - Series 1 shares; Class M - Series 2 shares; Class N - Series 1 shares; Class N - Series 2 shares; Class O - Series 1 shares; and Class O - Series 2 shares.(4)

                    (8) Certificate of Classification of Shares pertaining to Class P - Series 1 shares; Class P - Series 2 shares; Class Q - Series 1 shares; Class Q - Series 2 shares; Class R - Series 1 shares; Class R - Series 2 shares; and Class S shares.(4)

                    (9) Certificate of Classification of Shares pertaining to Class T - Series 1 shares and Class T - Series 2 shares.(4)

                    (10) Certificate of Classification of Shares pertaining to
                         Class U - Series 1 shares and Class U - Series 2 shares; Class V shares; Class

                         W shares; and Class X - Series 1 shares and Class X - Series 2 shares.(8)

                    (11) Certificate of Classification of Shares pertaining to
                         Class C - Special Series 2 shares; Class H - Series 3 shares; Class J - Series 3 shares; Class K - Series 3 shares; Class L - Series 3 shares; Class M - Series 3 shares; Class N - Series 3 shares; and Class U - Series 3 shares.(8)

                    (l2) Certificate of Classification of Shares pertaining to
                         Class A - Special Series 2 shares.(8)

                    (13) Certificate of Classification of Shares pertaining to
                         Class Y - Series 1 shares and Class Y - Series 2 shares; Class Z - Series 1 shares, Class Z - Series 2 shares and Class Z - Series 3 shares; and Class AA - Series 1 shares, Class AA - Series 2 shares and Class AA - Series 3 shares.(8)

                    (14) Certificate of Classification of Shares pertaining to
                         Class BB, Class CC and Class DD shares.(8)

                    (15) Certificate of Classification of Shares pertaining to
                         Class D - Special Series 2 shares; Class G - Series 3 shares; Class I - Series 3 shares; and Class X - Series 3 shares.(8)

                    (16) Certificate of Classification of Shares pertaining to
                         Class C - Special Series 3 shares; Class C - Special Series 4 shares; Class D - Special Series 3 shares; Class D - Special Series 4 shares; Class G - Series 4 shares; Class G Series 5 shares; Class H - Series 4 shares; Class H Series 5 shares; Class I - Series 4 shares; Class I - Series 5 shares; Class J - Series 4 shares; Class J - Series 5 shares; Class K - Series 4 shares; Class K - Series 5 shares; Class L - Series 4 shares; Class L Series 5 shares; Class M - Series 4 shares; Class M - Series 5 shares; Class N - Series 4 shares; Class N - Series 5 shares; Class U - Series 4 shares; Class U - Series 5 shares; Class X - Series 4 shares; Class X Series 5 shares; Class AA - Series 4 shares; and Class AA - Series 5 shares.(8)

                    (17) Certificate of Classification of Shares pertaining to
                         Class EE - Series shares and Class EE - Series 2 shares; Class V - Special Series 1 shares; and Class W
                         - Special Series 1 shares.(11)

                    (18) Certificate of Classification of Shares pertaining to
                         Class A - Special Series 3 shares; Class F - Special Series 2 shares; Class E - Special Series 2 shares; Class L - Series 6 shares; Class D - Special Series 5 shares; Class J - Series 6 shares; Class R - Series 3shares;

                         Class N - Series 6 shares; Class U - Series 6 shares; Class H - Series 6 shares; and Class G - Series 6 shares. (12)

                    (19) Certificate of Classification of Shares pertaining to
                         Class FF shares; Class GG shares; Class HH - Series 1 shares and Class HH - Series 2 shares; Class II shares; Class JJ - Series 1 shares, Class JJ - Series 2 shares and Class JJ - Series 3 shares; Class KK - Series 1 shares, Class KK - Series 2 shares and Class KK - Series 3 shares; Class LL - Series 1 shares, Class LL - Series 2 shares and Class LL - Series 3 shares; and Class MM - Series 1 shares, Class MM - Series 2 shares and Class MM - Series 3 shares.(14)

                    (20) Certificate of Classification of Shares pertaining to
                         Class MM - Series 4 shares.(16)

                    (21) Certificate of Classification of Shares pertaining to
                         Class NN-Series 1 shares; Class NN-Series 2 shares; and Class NN-Series 3 shares.(16)

                    (22) Certificate of Classification of Shares pertaining to
                         Class NN-Series 4 Shares and Class NN- Series 5 shares.(17)

               (b)  Code of Regulations.(4)

               (c) Article V, Section 5.1, and Article VIII, Section 8.1, of Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(1), and Amendment No. 1 to Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(2).

               (d)  (1)  Advisory Agreement between the Registrant and Fleet
                         Investment Advisors Inc. with respect to the Money Market, Government, U.S. Treasury, Tax-Exempt, Institutional Government Money Market (formerly Institutional Treasury Money Market), Short-Term Bond, Intermediate Government Income (formerly Intermediate
                         Bond), Corporate Bond, High Quality Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity and Asset Allocation Funds dated as of May 19, 1994.(2)

                    (2) Addendum No. 1 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds dated as of December 1, 1995.(1)

                    (3) Addendum No. 2 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund dated as of March 3, 1998.(5)

                    (4) Addendum No. 3 to Advisory Agreement dated September 18, 1998 between the Registrant and Fleet Investment Advisors Inc. with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(8)

                    (5) Form of Addendum No. 4 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New York Municipal Money Market Fund.(11)

                    (6) Form of Addendum No. 5 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)


                    (7) Form of Addendum No. 6 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pan Asia Fund.(17)


                    (8) Sub-Advisory Agreement between Fleet Investment Advisors Inc. and Oechsle International Advisors, LLC with respect to the International Equity Fund dated as of October 8, 1998.(8)


                    (9) Form of Sub-Advisory Agreement between Fleet Investment Advisors Inc. and UOB Global Capital LLC with respect to the Pan Asia Fund.(17)


               (e)  (1)  Distribution Agreement between the Registrant and
                         Provident Distributors, Inc. dated as of December 1, 1999. (12)

                    (2) Form of Amendment No. 1 to Distribution Agreement between the Registrant and Provident Distributors, Inc. with respect to the New York Municipal Money Market Fund.(11)

                    (3) Form of Amendment No. 2 to Distribution Agreement between the Registrant and Provident Distributors, Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-

                         Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)

                    (4) Form of Amendment No. 3 to Distribution Agreement between the Registrant and Provident Distributors, Inc. with respect to the Pan Asia Fund.(16)

               (f) The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of January 1, 1997.(2)

               (g)  (1)  Global Custody Agreement between the Registrant and
                         The Chase Manhattan Bank dated as of November 1,
                         1991.(4)

                    (2) Amendment dated December 2, 1998 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank.(9)

                    (3) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the New Jersey Municipal Bond, MidCap Equity and Strategic Equity Funds.(3)

                    (4) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(5)

                    (5) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the New York Municipal Money Market Fund.(11)

                    (6) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)

                    (7) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Pan Asia Fund.(16)

                    (8) Consent to Assignment of Global Custody Agreement between the Registrant, The Chase Manhattan Bank, N.A. and 440 Financial

                          Group of Worcester, Inc. to The Shareholder Services Group, Inc. d/b/a 440 Financial dated March 31, 1995.(11)

               (h)  (1)  Administration Agreement between the Registrant and
                         PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) dated as of June 1, 1997.(3)

                    (2) Amendment No. 1 dated March 3, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund.(5)

                    (3) Amendment No. 2 dated as of March 5, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(6)

                    (4) Amendment No. 3 dated as of September 18, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves Fund.(8)

                    (5) Amendment No. 4 dated as of September 10, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(9)

                    (6) Amendment No. 5 dated as of December 1, 1999 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(12)

                    (7) Form of Amendment No. 6 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New York Municipal Money Market Fund.(11)

                    (8) Form of Amendment No. 7 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth
                         Fund II.(14)

                    (9) Form of Amendment No. 8 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(17)


                    (10) Form of Amendment No. 9 to Administration Agreement
                         between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pan Asia Fund.(17)

                    (11) Transfer Agency and Services Agreement between the
                         Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) dated as of June 1, 1997.(3)

                    (12) Amendment No. 1 dated March 3, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund.(5)

                    (13) Amendment No. 2 dated as of March 5, 1998 to Transfer
                         Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(6)

                    (14) Amendment No. 3 dated as of September 18, 1998 to
                         Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves Fund.(8)

                    (15) Amendment No. 4 dated as of September 10, 1998 to
                         Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(9)

                    (16) Amendment No. 5 dated as of September 9, 1999 to
                         Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(12)

                    (17) Amendment No. 6 dated as of December 2, 1999 to
                         Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(12)

                    (18) Form of Amendment No. 7 to Transfer Agency and Services
                         Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New York Municipal Money Market Fund.(11)

                    (19) Form of Amendment No. 8 to Transfer Agency and Services
                         Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc). with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)

                    (20) Form of Amendment No. 9 to Transfer Agency and Services
                         Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(17)

                    (21) Form of Amendment No. 10 to Transfer Agency and
                         Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pan Asia Fund.(17)

                    (22) Shareholder Services Plan for Trust Shares and Retail A
                         Shares and Related Forms of Servicing Agreements.(14)

                    (23) Shareholder Services Plan for BKB Shares and Related
                         Forms of Servicing Agreements.(14)

                    (24) Credit Agreement dated as of December 29, 1999 among
                         the Registrant, The Galaxy VIP Fund, Galaxy Fund II, Various Banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(14)

                    (25) Agreement and Plan of Reorganization between The Galaxy
                         Fund and Boston 1784 Funds.(17)

               (i)  (1)  Opinion and consent of counsel dated September 28,
                         1999.(10)

                    (2) Opinion and consent of counsel dated December 3, 1999.(11)

                    (3) Opinion and consent of counsel dated February 28, 2000.(15)

                    (4)  Opinion and consent of counsel dated May 30, 2000.(17)

               (j)  (1)  Consent of Drinker Biddle & Reath LLP.(17)

               (k)       None.

               (l)  (1)  Purchase Agreement between the Registrant and Shearson
                         Lehman Brothers Inc. dated July 24, 1986.(4)

                    (2) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated October 11, 1990 with respect to the Treasury, Equity Growth, Equity Income, International Equity and High Quality Bond Funds.(4)

                    (3) Purchase Agreement between the Registrant and SMA Equities, Inc. dated December 30, 1991 with respect to the Small Company Equity Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, Asset Allocation Fund, and New York Municipal Bond Fund.(4)

                    (4) Purchase Agreement between the Registrant and Allmerica Investments, Inc. dated February 22, 1993 with respect to the Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond and Institutional Government Money Market (formerly Institutional Treasury Money Market) Funds.(4)

                    (5) Purchase Agreement between the Registrant and 440 Financial Distributors, Inc. dated May 19, 1994 with respect to the Corporate Bond Fund.(4)

                    (6) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated February 28, 1996 with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market Money, Growth and Income and Small Cap Value Funds.(4)

                    (7) Purchase Agreement between the Registrant and First Data Distributors, Inc. with respect to the New Jersey Municipal Bond Fund.(5)

                    (8) Form of Purchase Agreement between the Registrant and First Data Distributors, Inc. with respect to the MidCap Equity Fund.(3)

                    (9) Purchase Agreement between the Registrant and First Data Distributors, Inc. with respect to the Strategic Equity Fund.(5)

                    (10) Purchase Agreement between the Registrant and First
                         Data Distributors, Inc. dated September 18, 1998 with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(9)

                    (11) Form of Purchase Agreement between the Registrant and
                         Provident Distributors, Inc. with respect to the New York Municipal Money Market Fund.(14)

                    (12) Form of Purchase Agreement between the Registrant and
                         Provident Distributors, Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)

                    (13) Form of Purchase Agreement between the Registrant and
                         Provident Distributors, Inc. with respect to the Pan Asia Fund.(17)

               (m)  (1)  Distribution and Services Plan for Retail B Shares and
                         Related Form of Servicing Agreement.(16)

                    (2) Distribution and Services Plan and Related Form of Servicing Agreement with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(5)

                    (3)  Distribution Plan for A Prime Shares.(6)

                    (4) Distribution and Services Plan for B Prime Shares and Related Form of Servicing Agreement.(6)

                    (5) Distribution and Services Plan and Related Form of Servicing Agreement with respect to Prime Shares of the New York Municipal Money Market Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund.(11)

                    (6) Distribution Plan with respect to Retail A Shares of the Pan Asia Fund.(16)

                    (7) Distribution Plan with respect to Prime A Shares of the Pan Asia Fund.(17)

                    (8) Distribution and Services Plan and Related Form of Servicing Agreement for Prime B Shares of the Pan Asia Fund.(17)

               (n)       None.

               (o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.(17)

               (p)  (1)  Code of Ethics - Registrant.(17)

                    (2)  Code of Ethics - Fleet Investment Advisors, Inc.(16)

                    (3)  Code of Ethics - Oechsle International Advisors,
                         LLC.(17)


                    (4)  Code of Ethics - UOB Global Capital LLC.(17)

---------------------

(1) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-4806 and 811-4636) as filed with the Commission on March 4, 1996.

(2) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1996.

(3) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 15, 1997.

(4) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 27, 1998.

(5) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 30, 1998.

(6) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 11, 1998.

(7) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on October 6, 1998.

(8) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1998.

(9) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 26, 1999.

(10) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 28, 1999.

(11) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 3, 1999.

(12) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 1999.

(13) Filed electronically as Appendix II to the Combined Prospectus/Proxy Statement and incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed with the Commission on February 7, 2000.

(14) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 23, 2000.

(15) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2000.

(16) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on April 17, 2000.

(17)   Filed herewith.

Item 24.    Persons Controlled By or Under Common Control with
            Registrant

            Registrant is controlled by its Board of Trustees.

Item 25.    Indemnification

     Indemnification of the Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section
1.19 of the Distribution Agreement incorporated herein by reference as Exhibit
(e)(1), in Section 12 of the Global Custody Agreement incorporated herein by reference as Exhibit (g)(1) and in Article 10 of the Transfer Agency and Services Agreement incorporated herein by reference as Exhibit (h)(9). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust dated March 31, 1986, incorporated herein by reference as Exhibit (a)(1), provides as follows:

9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)      Business and Other Connections of Investment Adviser

                  Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                  The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

         (b)      Business and Other Connections of Sub-Adviser

                  Oechsle International Advisors, LLC ("Oechsle") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                  The list required by this Item 26 of the officers of Oechsle, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Oechsle pursuant to the Advisers Act (SEC File No. 801-28111).

         (c)      Business and Other Connections of Sub-Adviser

                  UOB Global Capital LLC ("UOB") is an investment adviser registered under the Advisers Act.

                  The list required by this Item 26 of the officers of UOB, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by UOB pursuant to the Advisers Act (SEC File No. 801-56090).

Item 27.  Principal Underwriter

         (a) In addition to The Galaxy Fund, Provident Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy VIP Fund, Galaxy Fund II, International Dollar Reserve Fund I, Ltd., Provident Institutional Funds Trust, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., GAMNA Series Funds, Inc., WT Investment Trust, Kalmar Pooled Investment Trust, The RBB Fund, Inc., Robertson Stephens Investment

                  Trust, HT Insight Funds, Inc., Harris Insight Funds Trust, Hilliard-Lyons Government Fund, Inc., Hilliard-Lyons Growth Fund, Inc., Hilliard-Lyons Research Trust, Senbanc Fund, Warburg Pincus Trust, ABN AMRO Funds, Alleghany Funds, BT Insurance Funds Trust, First Choice Funds Trust, Forward Funds, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Growth Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., IBJ Funds Trust, Light Index Funds, Inc., LKCM Funds, Matthews International Funds, McM Funds, Metropolitan West Funds, New Covenant Funds, Inc., Panorama Trust, Smith Breeden Series Funds, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., The Govett Funds, Inc., Trainer, Wortham First Mutual Funds, Undiscovered Managers Funds, Wilshire Target Funds, Inc., Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, WPG Growth and Income Fund, WPG Growth Fund, WPG Tudor Fund, RWB/WPG U.S. Large Stock Fund, Tomorrow Funds Retirement Trust, The BlackRock Funds, Inc. (distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of Provident Distributors, Inc.), Northern Funds Trust and Northern Institutional Funds Trust (distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of Provident Distributors, Inc.), The Offit Investment Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly-owned subsidiary of Provident Distributors, Inc.), The Offit Variable Insurance Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly-owned subsidiary of Provident Distributors, Inc.).

         (b) The information required by this Item 27 (b) with respect to each director, officer, or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934, as amended (File No. 8-46564).


         (c) The Distributor receives no compensation from the Registrant for distribution of its shares other than payments for distribution assistance pursuant to Registrant's Distribution Plan for Retail A Shares (Pan Asia Fund), Distribution and Services Plan for Retail B Shares, Distribution and Services Plan for the Prime Reserves, Government Reserves and Tax-Exempt Reserves, Distribution Plan for Prime A Shares and Distribution and Services Plan for Prime B Shares.


Item 28.          Location of Accounts and Records

                  (1) Fleet Investment Advisors Inc., 75 State Street, Boston, Massachusetts 02109 (records relating to its functions as investment adviser to all of the Registrant's Funds).

                  (2) Oechsle International Advisors, LLC, One International Place, Boston, Massachusetts 02210 (records relating to its functions as sub-investment adviser to the International Equity Fund).

                  (3) UOB Global Capital LLC, 592 Fifth Avenue, Suite 602, New York, NY 10036 and UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624 (records relating to its functions as sub-investment adviser to the Pan Asia Fund).


                  (4) Provident Distributors Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

                  (5) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 53 State Street, Mail Stop BOS 425, Boston, MA 02109 (records relating to its functions as administrator).

                  (6) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 4400 Computer Drive, Westborough, MA 01581-5108 (records relating to its functions as transfer agent).

                  (7) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

                  (8) The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as custodian).

Item 29.     Management Services

                  Inapplicable.

Item 30.     Undertakings

                  None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Warwick, Rhode Island, on the 31st day of May, 2000.


                                   THE GALAXY FUND
                                   Registrant


                                   /s/ JOHN T. O'NEILL
                                   ---------------------------
                                   John T. O'Neill
                                   President

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                        DATE

/s/ John T. O'Neill                  Trustee, President           May 31, 2000
---------------------------          and Treasurer
John T. O'Neill

*/s/ Dwight E. Vicks, Jr.            Chairman of the Board        May 31, 2000
---------------------------          of Trustees
Dwight E. Vicks, Jr.

*/s/ Donald B. Miller                Trustee                      May 31, 2000
---------------------------
Donald B. Miller

*/s/ Louis Dethomasis                Trustee                      May 31, 2000
---------------------------
Louis DeThomasis

*/s/ Bradford S. Wellman             Trustee                      May 31, 2000
---------------------------
Bradford S. Wellman

*/s/ James M. Seed                   Trustee                      May 31, 2000
---------------------------
James M. Seed

*By: /s/ John T. O'Neill
---------------------------
        John T. O'Neill
        Attorney-In-Fact

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 4, 1996                  /s/Dwight E. Vicks, Jr.
                                          --------------------------
                                          Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                    /s/Donald B. Miller
                                            ---------------------
                                            Donald B. Miller

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                       /s/Brother Louis DeThomasis
                                               ---------------------------
                                               Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                             /s/Bradford S. Wellman
                                                     ----------------------
                                                        Bradford S. Wellman

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                             /s/James M. Seed
                                                     --------------------
                                                        James M. Seed

                                  EXHIBIT INDEX

Exhibit No.   Description:
-----------   ------------

(a)(22) Certificate of Classification of Shares pertaining to Class NN - Series 4 Shares and Class NN - Series 5 Shares.

(d)(7) Form of Addendum No. 6 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pan Asia Fund.


(d)(9) Form of Sub-Advisory Agreement between Fleet Investment Advisors Inc. and UOB Global Capital LLC with respect to the Pan Asia Fund.

(h)(9) Form of Amendment No. 8 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).

(h)(10) Form of Amendment No. 9 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pan Asia Fund.

(h)(20) Form of Amendment No. 9 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).

(h)(21) Form of Amendment No. 10 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pan Asia Fund.

(h)(25) Agreement and Plan of Reorganization between The Galaxy Fund and Boston 1784 Funds.

(i)(5)        Opinion and consent of counsel dated May 30, 2000.

(j)           Consent of Drinker Biddle & Reath LLP.

(l)(14) Form of Purchase Agreement between the Registrant and Provident Distributors, Inc. with respect to the Pan Asia Fund.


(m)(7)        Distribution Plan with respect to Prime A Shares.


(m)(8) Distribution and Services Plan and Related Form of Servicing Agreement for Prime B Shares.


(p)(1)        Code of Ethics - The Galaxy Fund.

(p)(3)        Code of Ethics - Oechsle International Advisors, LLC.

(p)(4)        Code of Ethics - UOB Global Capital LLC.

(o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.